UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 28, 2011

Date of reporting period: May 31, 2010

Item 1. Schedule of Investments:

Putnam Income Strategies Fund

The fund's portfolio
5/31/10 (Unaudited)

COMMON STOCKS (28.9%)(a)
	Shares	Value

Basic materials (1.5%)
Amcor, Ltd. (Australia)	1,611	$8,344
Andersons, Inc. (The)	153	5,008
ArcelorMittal (Luxembourg)	329	9,930
Archer Daniels Midland Co.	493	12,458
Armstrong World Industries, Inc. (NON)	104	3,899
Ashland, Inc.	243	13,027
Balfour Beatty PLC (United Kingdom)	968	3,537
BHP Billiton, Ltd. (Australia)	746	24,202
Boise, Inc. (NON)	283	1,738
Celanese Corp. Ser. A	341	9,776
Century Aluminum Co. (NON)	73	767
CF Industries Holdings, Inc.	153	10,494
Clearwater Paper Corp. (NON)	46	2,817
Coeur d'Alene Mines Corp. (NON)	70	1,057
Dow Chemical Co. (The)	173	4,655
E.I. du Pont de Nemours & Co.	408	14,757
Eastman Chemical Co.	69	4,167
Fletcher Building, Ltd. (New Zealand)	1,880	10,317
Freeport-McMoRan Copper & Gold, Inc. Class B	603	42,240
Hawkins, Inc.	92	2,475
Hecla Mining Co. (NON)	196	1,054
Hochtief AG (Germany)	20	1,282
Horsehead Holding Corp. (NON)	303	3,160
Huntsman Corp.	356	3,553
Innophos Holdings, Inc.	82	2,340
International Paper Co.	360	8,363
KapStone Paper and Packaging Corp. (NON)	245	2,707
Kobe Steel, Ltd. (Japan) (NON)	1,000	2,014
Koppers Holdings, Inc.	201	5,445
Louisiana-Pacific Corp. (NON)	173	1,471
Lubrizol Corp. (The)	138	12,223
MeadWestvaco Corp.	309	7,385
Mitsubishi Chemical Holdings Corp. (Japan)	500	2,345
OM Group, Inc. (NON)	78	2,328
OZ Minerals, Ltd. (Australia) (NON)	881	804
Plum Creek Timber Company, Inc. (R)	77	2,697
Quaker Chemical Corp.	62	1,713
Rayonier, Inc. (R)	100	4,488
Reliance Steel & Aluminum Co.	71	3,260
Rock-Tenn Co. Class A	67	3,448
Sealed Air Corp.	210	4,376
Thompson Creek Metals Co., Inc. (Canada) (NON)	374	3,684
W.R. Grace & Co. (NON)	346	8,868
		274,673

Capital goods (1.3%)
AAR Corp. (NON)	85	1,675
ACCO Brands Corp. (NON)	214	1,511
Alamo Group, Inc.	56	1,303
Alstom SA (France)	32	1,521
Altra Holdings, Inc. (NON)	181	2,259
Andritz AG (Austria)	44	2,426
Applied Industrial Technologies, Inc.	77	2,124
AZZ, Inc.	45	1,661
BAE Systems PLC (United Kingdom)	510	2,379
Bekaert SA (Belgium)	59	9,844
Caterpillar, Inc.	159	9,661
Crown Holdings, Inc. (NON)	236	5,548
Deere (John) & Co.	58	3,345
Dover Corp.	161	7,227
DXP Enterprises, Inc. (NON)	88	1,374
EMCOR Group, Inc. (NON)	210	5,244
Emerson Electric Co.	288	13,375
EnPro Industries, Inc. (NON)	44	1,390
Federal Signal Corp.	140	953
Fushi Copperweld, Inc. (China) (NON)	196	1,948
Gardner Denver, Inc.	28	1,275
GenCorp, Inc. (NON)	265	1,378
General Cable Corp. (NON)	236	7,354
GrafTech International, Ltd. (NON)	115	1,910
Graham Packaging Co., Inc. (NON)	189	2,368
Harbin Electric, Inc. (China) (NON)	69	1,369
Haynes International, Inc.	35	1,111
ITT Corp.	59	2,849
John Bean Technologies Corp.	111	1,908
Joy Global, Inc.	103	5,253
L-3 Communications Holdings, Inc.	171	14,130
Leggett & Platt, Inc.	117	2,724
Lockheed Martin Corp.	293	23,417
LSB Industries, Inc. (NON)	193	3,156
Mitsubishi Electric Corp. (Japan) (NON)	2,000	16,273
NACCO Industries, Inc. Class A	16	1,353
Nalco Holding Co.	165	3,739
Northrop Grumman Corp.	269	16,272
Powell Industries, Inc. (NON)	81	2,381
Prysmian SpA (Italy)	400	6,082
Raytheon Co.	106	5,555
Shaw Group, Inc. (NON)	135	4,605

Smith (A.O.) Corp.	81	3,776
Standex International Corp.	49	1,274
Thomas & Betts Corp. (NON)	159	6,096
Timken Co.	206	5,931
Tomkins PLC (United Kingdom)	1,471	5,169
Trimas Corp. (NON)	244	2,462
United Technologies Corp.	328	22,101
WESCO International, Inc. (NON)	86	3,216
		253,255

Communication services (1.2%)
ADTRAN, Inc.	99	2,716
Aruba Networks, Inc. (NON)	198	2,653
AT&T, Inc.	1,521	36,960
Atlantic Tele-Network, Inc.	70	2,927
Belgacom SA (Belgium)	283	8,757
BT Group PLC (United Kingdom)	1,883	3,449
Cincinnati Bell, Inc. (NON)	579	1,841
Comcast Corp. Class A	1,059	19,157
DIRECTV Class A (NON)	529	19,938
Earthlink, Inc.	134	1,151
France Telecom SA (France)	179	3,416
HSN, Inc. (NON)	69	1,860
IAC/InterActiveCorp. (NON)	212	4,972
Iridium Communications, Inc. (NON)	365	3,307
j2 Global Communications, Inc. (NON)	87	2,013
KDDI Corp. (Japan)	2	9,133
Koninklijke (Royal) KPN NV (Netherlands)	656	8,561
Liberty Global, Inc. Class A (NON)	501	12,926
Loral Space & Communications, Inc. (NON)	44	1,757
Mediacom Communications Corp. Class A (NON)	785	4,184
NeuStar, Inc. Class A (NON)	115	2,460
NII Holdings, Inc. (NON)	214	7,805
Qwest Communications International, Inc.	4,329	22,684
Sprint Nextel Corp. (NON)	2,415	12,389
Telecom Corp. of New Zealand, Ltd. (New Zealand)	3,453	4,385
Telecom Italia SpA RNC (Italy)	3,900	3,621
USA Mobility, Inc. (NON)	123	1,732
Verizon Communications, Inc.	438	12,054
Windstream Corp.	513	5,474
		224,282

Conglomerates (0.4%)
3M Co.	210	16,655
General Electric Co.	2,425	39,649
Siemens AG (Germany)	82	7,382
SPX Corp.	128	7,565
		71,251

Consumer cyclicals (2.7%)
Adecco SA (Switzerland)	36	1,742
Aeropostale, Inc. (NON)	177	4,905
Alliance Data Systems Corp. (NON)	32	2,261
American Media, Inc. 144A (F)(NON)	54	--
ArvinMeritor, Inc. (NON)	315	4,580
Best Buy Co., Inc.	77	3,253
Big Lots, Inc. (NON)	268	9,468
Buckle, Inc. (The)	34	1,209
Carter's, Inc. (NON)	37	1,131
Cash America International, Inc.	43	1,589
Childrens Place Retail Stores, Inc. (The) (NON)	31	1,461
Coach, Inc.	137	5,632
Cooper Tire & Rubber	125	2,364
D.R. Horton, Inc.	512	6,241
Davis Service Group PLC (United Kingdom)	1,190	6,679
De La Rue PLC (United Kingdom)	271	3,489
Deckers Outdoor Corp. (NON)	26	3,763
Deluxe Corp.	147	3,156
Dillards, Inc. Class A	94	2,697
DISH Network Corp. Class A	716	14,929
Dollar Tree, Inc. (NON)	100	6,259
Dress Barn, Inc. (NON)	176	4,821
DSW, Inc. Class A (NON)	110	3,177
EchoStar Corp. Class A (NON)	335	7,045
Electrolux AB Class B (Sweden)	515	11,438
Emergency Medical Services Corp. Class A (NON)	39	2,089
Experian Group, Ltd. (Ireland)	276	2,466
EZCORP, Inc. Class A (NON)	375	6,866
Fleetwood Enterprises, Inc. (NON)	5,575	9
Ford Motor Co. (NON)	1,640	19,237
Gap, Inc. (The)	679	14,802
Geberit International AG (Switzerland)	14	2,120
Goodyear Tire & Rubber Co. (The) (NON)	299	3,558
Guess ?, Inc.	96	3,647
Gymboree Corp. (The) (NON)	49	2,184
Helen of Troy, Ltd. (Bermuda) (NON)	91	2,344
Home Depot, Inc. (The)	353	11,953
Isle of Capri Casinos, Inc. (NON)	198	1,972
JC Penney Co., Inc. (Holding Co.)	364	10,006
Jos. A. Bank Clothiers, Inc. (NON)	46	2,791
KB Home	270	3,910
Kenneth Cole Productions, Inc. Class A (NON)	72	847
Kesa Electricals PLC (United Kingdom)	1,321	2,049
Lender Processing Services, Inc.	176	5,973
Limited Brands, Inc.	477	11,858
Lowe's Cos., Inc.	276	6,831

Macy's, Inc.	452	10,039
Maidenform Brands, Inc. (NON)	103	2,383
Marks & Spencer Group PLC (United Kingdom)	456	2,328
Mattel, Inc.	415	8,989
Mediaset SpA (Italy)	997	6,191
Multimedia Games, Inc. (NON)	203	936
Navistar International Corp. (NON)	213	11,540
NBTY, Inc. (NON)	128	4,383
News Corp., Ltd. (The) Class A	518	6,838
Next PLC (United Kingdom)	212	6,359
Nortek, Inc. (NON)	184	8,280
Nu Skin Enterprises, Inc. Class A	56	1,611
OfficeMax, Inc. (NON)	340	6,062
Oshkosh Corp. (NON)	283	10,055
Perry Ellis International, Inc. (NON)	120	2,887
PETsMART, Inc.	251	7,972
PHH Corp. (NON)	88	1,940
Phillips-Van Heusen Corp.	133	7,279
Plexus Corp. (NON)	48	1,634
R. R. Donnelley & Sons Co.	387	7,415
RadioShack Corp.	53	1,083
Ross Stores, Inc.	215	11,266
Scholastic Corp.	178	4,655
Sinclair Broadcast Group, Inc. Class A (NON)	306	2,030
Sonic Automotive, Inc. (NON)	164	1,622
Sotheby's Holdings, Inc. Class A	49	1,593
Stage Stores, Inc.	130	1,842
Standard Pacific Corp. (NON)	633	3,197
Steven Madden, Ltd. (NON)	120	4,048
Swire Pacific, Ltd. (Hong Kong)	1,000	10,777
Target Corp.	215	11,724
Tempur-Pedic International, Inc. (NON)	51	1,693
Time Warner, Inc.	557	17,261
TJX Cos., Inc. (The)	104	4,728
Toro Co. (The)	132	7,061
Toyota Motor Corp. (Japan)	100	3,665
Tractor Supply Co.	22	1,491
Unifirst Corp.	34	1,530
URS Corp. (NON)	93	4,146
Valeo SA (France) (NON)	225	6,268
Vertis Holdings, Inc. (F)(NON)	179	--
Visa, Inc. Class A	62	4,493
Volkswagen AG (preference) (Germany)	86	7,395
Wal-Mart Stores, Inc.	780	39,437
Warnaco Group, Inc. (The) (NON)	77	3,279
Whirlpool Corp.	82	8,564
William Hill PLC (United Kingdom)	159	405
Wolverine World Wide, Inc.	56	1,607
World Fuel Services Corp.	51	1,328
		514,110

Consumer staples (2.0%)
AFC Enterprises (NON)	427	4,466
Anheuser-Busch InBev NV (Belgium)	227	10,877
Autogrill SpA (Italy) (NON)	273	3,023
Avis Budget Group, Inc. (NON)	570	6,755
Beacon Roofing Supply, Inc. (NON)	239	5,019
Bridgepoint Education, Inc. (NON)	33	712
Brinker International, Inc.	378	6,721
British American Tobacco (BAT) PLC (United Kingdom)	206	6,081
Career Education Corp. (NON)	61	1,708
CEC Entertainment, Inc. (NON)	50	2,022
Central Garden & Pet Co. Class A (NON)	162	1,533
Clorox Co.	53	3,329
Coca-Cola Co. (The)	299	15,369
Colgate-Palmolive Co.	140	10,933
ConAgra Foods, Inc.	485	11,727
Core-Mark Holding Co., Inc. (NON)	49	1,327
Corinthian Colleges, Inc. (NON)	247	3,307
Dean Foods Co. (NON)	378	4,026
Del Monte Foods Co.	486	7,086
Domino's Pizza, Inc. (NON)	436	5,668
Estee Lauder Cos., Inc. (The) Class A	271	15,791
H.J. Heinz Co.	316	13,961
Heineken NV (Netherlands)	152	6,510
Herbalife, Ltd. (Cayman Islands)	205	9,256
Inter Parfums, Inc.	88	1,375
Jeronimo Martins, SGPS, SA (Portugal)	2,645	24,268
Kellogg Co.	87	4,648
Kimberly-Clark Corp.	325	19,728
Libbey, Inc. (NON)	191	2,680
Lincoln Educational Services Corp. (NON)	217	5,171
McDonald's Corp.	319	21,332
National Presto Industries, Inc.	14	1,361
Nichirei Corp. (Japan)	2,000	7,625
Papa John's International, Inc. (NON)	66	1,639
PepsiCo, Inc.	167	10,503
Philip Morris International, Inc.	607	26,781
Prestige Brands Holdings, Inc. (NON)	387	2,988
Procter & Gamble Co. (The)	542	33,111
Ruth's Hospitality Group, Inc. (NON)	273	1,321
Safeway, Inc.	353	7,815
Sara Lee Corp.	688	9,749
Starbucks Corp.	426	11,029
Supervalu, Inc.	401	5,401
Travis Perkins PLC (United Kingdom) (NON)	100	1,140
USANA Health Sciences, Inc. (NON)	33	1,236
Walgreen Co.	557	17,846

WebMD Health Corp. Class A (NON)	37	1,685
		377,639

Energy (2.1%)
Alpha Natural Resources, Inc. (NON)	119	4,566
Apache Corp.	116	10,387
Cameron International Corp. (NON)	198	7,168
Chevron Corp.	602	44,470
Complete Production Services, Inc. (NON)	130	1,691
ConocoPhillips	403	20,900
CONSOL Energy, Inc.	142	5,180
Contango Oil & Gas Co. (NON)	38	1,911
ENI SpA (Italy)	94	1,768
Ensco International PLC ADR (United Kingdom)	212	7,929
Exxon Mobil Corp.	1,171	70,799
Halliburton Co.	317	7,871
Hess Corp.	266	14,151
Marathon Oil Corp.	322	10,011
Nabors Industries, Ltd. (NON)	311	5,918
Noble Corp. (Switzerland)	200	5,814
Occidental Petroleum Corp.	316	26,073
Oil States International, Inc. (NON)	142	5,544
Patterson-UTI Energy, Inc.	463	6,496
Peabody Energy Corp.	153	5,961
Petroleo Brasileiro SA ADR (Brazil)	124	4,417
Petroleum Development Corp. (NON)	171	3,523
Petroquest Energy, Inc. (NON)	204	1,281
Rosetta Resources, Inc. (NON)	124	2,719
Rowan Cos., Inc. (NON)	255	6,314
Royal Dutch Shell PLC Class A (United Kingdom)	684	17,995
Royal Dutch Shell PLC Class B (United Kingdom)	605	15,282
Santos, Ltd. (Australia)	165	1,721
Schlumberger, Ltd.	246	13,813
Stallion Oilfield Holdings, Ltd. (NON)	137	3,014
StatoilHydro ASA (Norway)	648	12,974
Stone Energy Corp. (NON)	225	3,017
Swift Energy Co. (NON)	78	2,157
T-3 Energy Services, Inc. (NON)	103	2,747
Tesoro Corp.	511	5,979
TETRA Technologies, Inc. (NON)	140	1,408
Tidewater, Inc.	66	2,759
Unit Corp. (NON)	46	1,881
Vaalco Energy, Inc.	244	1,303
W&T Offshore, Inc.	225	2,192
Walter Industries, Inc.	123	9,758
Williams Cos., Inc. (The)	460	9,085
		389,947

Financials (10.2%)
AerCap Holdings NV (Netherlands) (NON)	818	9,808
Affiliated Managers Group (NON)	48	3,439
Aflac, Inc.	217	9,613
Agree Realty Corp. (R)	85	2,024
Alexander's, Inc.	44	14,272
Alexandria Real Estate Equities, Inc. (R)	224	14,690
Allianz SE (Germany)	76	7,601
Allied World Assurance Company Holdings, Ltd. (Bermuda)	137	6,153
AMB Property Corp. (R)	716	18,566
American Campus Communities, Inc. (R)	788	21,095
American Capital Agency Corp. (R)	63	1,654
American Equity Investment Life Holding Co.	374	3,519
American Express Co.	341	13,596
American Safety Insurance Holdings, Ltd. (NON)	136	2,172
Ameriprise Financial, Inc.	79	3,143
Anworth Mortgage Asset Corp. (R)	217	1,471
Apartment Investment & Management Co. Class A (R)	173	3,569
Ashford Hospitality Trust, Inc. (NON)(R)	511	4,062
Aspen Insurance Holdings, Ltd. (Bermuda)	237	5,987
Assured Guaranty, Ltd. (Bermuda)	81	1,361
AvalonBay Communities, Inc. (R)	371	36,380
Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)	382	3,965
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	301	3,889
Bank of America Corp.	2,187	34,423
Bank of Hawaii Corp.	143	6,868
Bank of New York Mellon Corp. (The)	189	5,141
Bank of the Ozarks, Inc.	94	3,317
Bar Harbor Bankshares	26	693
BioMed Realty Trust, Inc. (R)	853	14,510
BlackRock, Inc.	45	7,555
Boston Properties, Inc. (R)	558	42,787
Brandywine Realty Trust (R)	1,193	13,827
BRE Properties (R)	399	16,303
Camden Property Trust (R)	331	15,107
Capital One Financial Corp.	81	3,345
CapLease, Inc. (R)	235	1,201
Cardtronics, Inc. (NON)	102	1,321
CB Richard Ellis Group, Inc. Class A (NON)	499	7,899
CBL & Associates Properties, Inc. (R)	1,698	24,264
Chimera Investment Corp. (R)	766	3,018
Citigroup, Inc. (NON)	2,335	9,247
CNA Surety Corp. (NON)	97	1,593
CNO Financial Group, Inc. (NON)	278	1,560
Commerzbank AG (Germany) (NON)	134	955
Commonwealth Bank of Australia (Australia)	154	6,740
Compagnia Assicuratrice Unipol SpA (Preference) (Italy)	3,664	2,140
Credit Agricole SA (France)	214	2,302

Credit Suisse Group (Switzerland)	215	8,347
DBS Group Holdings, Ltd. (Singapore)	500	4,906
Deutsche Bank AG (Germany)	83	4,930
Developers Diversified Realty Corp. (R)	1,854	21,210
Dexus Property Group (Australia)	8,490	5,558
DiamondRock Hospitality Co. (R)	1,378	12,595
Digital Realty Trust, Inc. (R)	306	17,414
DnB NOR ASA (Norway)	977	9,744
Dollar Financial Corp. (NON)	71	1,434
Douglas Emmett, Inc. (R)	870	13,468
Duke Realty Investments, Inc. (R)	1,149	13,650
DuPont Fabros Technology, Inc. (R)	625	15,963
E*Trade Financial Corp. (NON)	834	1,234
Equity Lifestyle Properties, Inc. (R)	275	14,245
Equity One, Inc. (R)	765	13,135
Equity Residential Trust (R)	1,363	61,512
Essex Property Trust, Inc. (R)	149	15,679
Evercore Partners, Inc. Class A	108	3,521
Everest Re Group, Ltd.	76	5,524
Federal Agriculture Mortgage Corp. Class C	113	1,805
Federal Realty Investment Trust (R)	225	16,583
Financial Institutions, Inc.	108	2,061
First Bancorp	78	1,259
First Financial Bancorp	120	1,907
First Industrial Realty Trust (NON)(R)	146	977
First Mercury Financial Corp.	85	1,042
Flagstone Reinsurance Holdings SA (Bermuda)	196	2,317
Flushing Financial Corp.	183	2,478
Franklin Resources, Inc.	45	4,414
Glimcher Realty Trust (R)	400	2,784
Goldman Sachs Group, Inc. (The)	131	18,898
HCP, Inc. (R)	1,389	44,254
Health Care REIT, Inc. (R)	699	30,113
Highwoods Properties, Inc. (R)	411	12,108
Home Properties of NY, Inc. (R)	326	15,853
Hospitality Properties Trust (R)	967	21,758
Host Marriott Corp. (R)	2,568	36,620
HRPT Properties Trust (R)	3,730	25,028
Hudson City Bancorp, Inc.	1,245	15,699
ING Groep NV (Netherlands) (NON)	370	2,933
Intercontinental Exchange, Inc. (NON)	53	6,155
International Bancshares Corp.	137	2,706
Investment Technology Group, Inc. (NON)	148	2,495
Jones Lang LaSalle, Inc.	90	6,716
JPMorgan Chase & Co.	1,193	47,219
KBC Groep SA (Belgium) (NON)	52	2,016
Kilroy Realty Corp. (R)	476	15,660
Kimco Realty Corp. (R)	1,408	20,134
Kite Realty Group Trust (R)	2,740	13,426
LaSalle Hotel Properties (R)	688	15,480
Legg Mason, Inc.	358	10,640
Lexington Realty Trust (R)	275	1,708
Liberty Property Trust (R)	852	26,250
Lloyds Banking Group PLC (United Kingdom) (NON)	1,077	879
Loews Corp.	179	5,819
LTC Properties, Inc. (R)	115	2,954
Macerich Co. (The) (R)	665	27,504
Mack-Cali Realty Corp. (R)	585	19,293
Maiden Holdings, Ltd. (Bermuda)	269	1,867
Man Group PLC (United Kingdom)	760	2,550
Medical Properties Trust, Inc. (R)	1,376	13,141
Merchants Bancshares, Inc.	49	1,121
MetLife, Inc.	445	18,018
MGIC Investment Corp. (NON)	148	1,385
Mid-America Apartment Communities, Inc. (R)	299	16,334
Morgan Stanley	123	3,335
National Health Investors, Inc. (R)	123	5,065
National Retail Properties, Inc. (R)	597	13,122
Nationwide Health Properties, Inc. (R)	388	13,770
Nelnet, Inc. Class A	223	4,415
Nordea AB (Sweden)	997	8,155
NYSE Euronext	163	4,673
Ocwen Financial Corp. (NON)	300	3,648
Omega Healthcare Investors, Inc. (R)	797	15,828
Oppenheimer Holdings, Inc. Class A	130	3,631
Park National Corp.	28	1,812
Platinum Underwriters Holdings, Ltd. (Bermuda)	47	1,730
PNC Financial Services Group, Inc.	124	7,781
Principal Financial Group	242	6,580
ProLogis Trust (R)	2,329	26,504
Protective Life Corp.	84	1,808
Prudential Financial, Inc.	104	6,002
PS Business Parks, Inc. (R)	57	3,073
Public Storage (R)	778	72,113
Realty Income Corp. (R)	628	19,556
Regency Centers Corp. (R)	346	12,716
Saul Centers, Inc. (R)	41	1,572
Senior Housing Properties Trust (R)	633	13,192
Simon Property Group, Inc. (R)	1,465	124,569
SL Green Realty Corp. (R)	441	27,470
SLM Corp. (NON)	378	4,200
Societe Generale (France)	60	2,577
Southside Bancshares, Inc.	92	1,863
Sovran Self Storage, Inc. (R)	416	14,988
State Street Corp.	54	2,061
Suffolk Bancorp	38	1,198
SWS Group, Inc.	99	994
Transatlantic Holdings, Inc.	67	3,151
Travelers Cos., Inc. (The)	376	18,601

U.S. Bancorp	593	14,208
UDR, Inc. (R)	809	16,447
Universal Health Realty Income Trust (R)	28	912
Universal Insurance Holdings, Inc.	243	1,149
Urstadt Biddle Properties, Inc. Class A (R)	86	1,440
Ventas, Inc. (R)	998	46,856
Vornado Realty Trust (R)	964	74,884
Waddell & Reed Financial, Inc. Class A	135	3,619
Washington Real Estate Investment Trust (R)	652	19,156
Weingarten Realty Investors (R)	935	19,504
Wells Fargo & Co.	965	27,686
Wharf (Holdings), Ltd. (Hong Kong)	2,000	9,792
Wilshire Bancorp, Inc.	134	1,364
World Acceptance Corp. (NON)	98	3,502
Zurich Financial Services AG (Switzerland)	9	1,832
		1,898,679

Health care (2.7%)
Abbott Laboratories	430	20,451
Aetna, Inc.	425	12,393
AGA Medical Holdings, Inc. (NON)	52	731
Allergan, Inc.	203	12,219
Alliance Imaging, Inc. (NON)	433	2,407
Amedisys, Inc. (NON)	50	2,486
AmerisourceBergen Corp.	308	9,634
Amgen, Inc. (NON)	516	26,718
AmSurg Corp. (NON)	60	1,188
Amylin Pharmaceuticals, Inc. (NON)	60	991
AstraZeneca PLC (United Kingdom)	398	16,681
Auxilium Pharmaceuticals, Inc. (NON)	35	1,007
Baxter International, Inc.	81	3,421
Biogen Idec, Inc. (NON)	247	11,715
BioMarin Pharmaceuticals, Inc. (NON)	56	1,093
Biovail Corp. (Canada)	104	1,561
Bristol-Myers Squibb Co.	796	18,475
Bruker BioSciences Corp. (NON)	170	2,165
C.R. Bard, Inc.	62	5,020
Cardinal Health, Inc.	340	11,727
Cephalon, Inc. (NON)	95	5,592
Charles River Laboratories International, Inc. (NON)	63	2,113
Continucare Corp. (NON)	362	1,401
Cubist Pharmaceuticals, Inc. (NON)	56	1,204
Dendreon Corp. (NON)	44	1,910
Eli Lilly & Co.	177	5,804
Endo Pharmaceuticals Holdings, Inc. (NON)	156	3,267
Enzon Pharmaceuticals, Inc. (NON)	174	1,862
Exelixis, Inc. (NON)	220	1,140
Forest Laboratories, Inc. (NON)	96	2,484
Gentiva Health Services, Inc. (NON)	111	3,067
Genzyme Corp. (NON)	177	8,611
Gilead Sciences, Inc. (NON)	384	13,793
Health Management Associates, Inc. Class A (NON)	1,265	11,765
Healthsouth Corp. (NON)	91	1,807
HealthSpring, Inc. (NON)	116	2,015
Hi-Tech Pharmacal Co., Inc. (NON)	74	1,701
Hospira, Inc. (NON)	159	8,278
Human Genome Sciences, Inc. (NON)	55	1,362
Humana, Inc. (NON)	260	11,973
Ironwood Pharmaceuticals, Inc. (NON)	76	892
Jazz Pharmaceuticals, Inc. (NON)	351	2,847
Johnson & Johnson	535	31,191
Kensey Nash Corp. (NON)	75	1,733
Kinetic Concepts, Inc. (NON)	105	4,347
King Pharmaceuticals, Inc. (NON)	410	3,555
Laboratory Corp. of America Holdings (NON)	88	6,654
LHC Group, Inc. (NON)	39	1,201
Life Technologies Corp. (NON)	185	9,261
Lincare Holdings, Inc. (NON)	325	15,217
Magellan Health Services, Inc. (NON)	54	2,197
Martek Biosciences Corp. (NON)	77	1,431
McKesson Corp.	290	20,300
Medco Health Solutions, Inc. (NON)	238	13,721
Medical Action Industries, Inc. (NON)	168	1,912
Medicis Pharmaceutical Corp. Class A	152	3,525
Medtronic, Inc.	86	3,369
Merck & Co., Inc. (NON)	256	8,625
Obagi Medical Products, Inc. (NON)	143	1,818
OraSure Technologies, Inc. (NON)	371	1,677
Par Pharmaceutical Cos., Inc. (NON)	220	6,107
Perrigo Co.	132	7,842
Pfizer, Inc.	2,415	36,780
Providence Service Corp. (The) (NON)	48	787
Questcor Pharmaceuticals, Inc. (NON)	181	1,714
Salix Pharmaceuticals, Ltd. (NON)	42	1,509
Sciclone Pharmaceuticals, Inc. (NON)	320	1,110
Sirona Dental Systems, Inc. (NON)	33	1,168
Somaxon Pharmaceuticals, Inc. (NON)	237	1,382
Steris Corp.	74	2,355
Takeda Pharmaceutical Co., Ltd. (Japan)	300	12,316
Talecris Biotherapeutics Holdings Corp. (NON)	144	2,388
United Therapeutics Corp. (NON)	38	1,946
UnitedHealth Group, Inc.	297	8,634
Valeant Pharmaceuticals International (NON)	165	7,669
Vanda Pharmaceuticals, Inc. (NON)	127	928
Viropharma, Inc. (NON)	240	2,921
WellPoint, Inc. (NON)	116	5,951
West Pharmaceutical Services, Inc.	30	1,181
Young Innovations, Inc.	86	2,087

		495,480

Technology (3.6%)
Acme Packet, Inc. (NON)	112	3,283
Acxiom Corp. (NON)	105	1,828
Agilent Technologies, Inc. (NON)	102	3,301
Amkor Technologies, Inc. (NON)	158	1,076
Anixter International, Inc. (NON)	85	4,038
ANSYS, Inc. (NON)	41	1,793
Apple, Inc. (NON)	192	49,375
ARRIS Group, Inc. (NON)	200	2,194
Arrow Electronics, Inc. (NON)	171	4,665
Avnet, Inc. (NON)	220	6,318
Black Box Corp.	77	2,271
BMC Software, Inc. (NON)	270	9,993
Cavium Networks, Inc. (NON)	167	4,439
Checkpoint Systems, Inc. (NON)	190	3,783
Cirrus Logic, Inc. (NON)	224	3,184
Cisco Systems, Inc. (NON)	1,299	30,085
Convergys Corp. (NON)	642	7,011
CSG Systems International, Inc. (NON)	231	4,740
Dell, Inc. (NON)	253	3,372
eBay, Inc. (NON)	186	3,982
Emulex Corp. (NON)	320	3,354
EnerSys (NON)	114	2,565
Entegris, Inc. (NON)	362	1,955
F5 Networks, Inc. (NON)	68	4,782
Fair Isaac Corp.	95	2,204
Fairchild Semiconductor Intl.,, Inc. (NON)	377	3,770
Fuji Photo Film Cos., Ltd. (Japan)	300	8,834
Global Defense Technology & Systems, Inc. (NON)	153	2,199
Google, Inc. Class A (NON)	60	29,111
Harris Corp.	184	8,631
Hewlett-Packard Co.	692	31,839
Hitachi, Ltd. (Japan) (NON)	3,000	12,454
IBM Corp.	455	56,993
Infospace, Inc. (NON)	277	2,280
Ingram Micro, Inc. Class A (NON)	289	4,901
Integrated Device Technology, Inc. (NON)	510	2,978
Integrated Silicon Solutions, Inc. (NON)	313	2,948
Intel Corp.	1,600	34,272
Ixia (NON)	333	3,330
Jabil Circuit, Inc.	520	7,119
JDA Software Group, Inc. (NON)	24	641
Lexmark International, Inc. Class A (NON)	84	3,154
LivePerson, Inc. (NON)	252	1,628
Magma Design Automation, Inc. (NON)	436	1,347
Marvell Technology Group, Ltd. (NON)	306	5,808
McAfee, Inc. (NON)	235	7,473
Microsoft Corp.	2,623	67,673
MicroStrategy, Inc. (NON)	47	3,622
Multi-Fineline Electronix, Inc. (NON)	48	1,269
National Semiconductor Corp.	797	11,198
Netezza Corp. (NON)	152	1,981
Netgear, Inc. (NON)	87	1,976
Network Engines, Inc (NON)	431	1,263
ON Semiconductor Corp. (NON)	594	4,342
Oracle Corp.	1,140	25,730
PMC - Sierra, Inc. (NON)	249	2,017
Polycom, Inc. (NON)	188	5,646
QLogic Corp. (NON)	131	2,374
Qualcomm, Inc.	222	7,894
Quantum Corp. (NON)	1,079	2,536
Quest Software, Inc. (NON)	462	8,942
Sanmina-SCI Corp. (NON)	166	2,532
SAVVIS, Inc. (NON)	157	2,945
Seagate Technology (NON)	812	12,472
Sigma Designs, Inc. (NON)	95	990
Silicon Graphics International Corp. (NON)	459	3,745
Silicon Laboratories, Inc. (NON)	69	3,135
SMART Modular Technologies WWH, Inc. (NON)	297	1,824
Super Micro Computer, Inc. (NON)	153	2,104
Symantec Corp. (NON)	1,084	15,360
Synchronoss Technologies, Inc. (NON)	145	2,964
Tech Data Corp. (NON)	212	8,618
Teradata Corp. (NON)	219	6,995
Texas Instruments, Inc.	101	2,466
TIBCO Software, Inc. (NON)	476	5,431
TTM Technologies, Inc. (NON)	372	4,304
Unisys Corp. (NON)	156	3,619
United Online, Inc.	376	2,562
Vishay Intertechnology, Inc. (NON)	608	5,502
VMware, Inc. Class A (NON)	311	20,591
Volterra Semiconductor Corp. (NON)	63	1,477
Xilinx, Inc.	244	5,966
Xyratex, Ltd. (Bermuda) (NON)	169	2,743
		664,109

Transportation (0.5%)
Alaska Air Group, Inc. (NON)	81	3,783
British Airways PLC (United Kingdom) (NON)	542	1,572
CAI International, Inc. (NON)	242	3,432
Con-way, Inc.	151	5,137
Deutsche Lufthansa AG (Germany) (NON)	307	4,075
FedEx Corp.	78	6,512
Frontline, Ltd. (Norway)	311	10,252
Hawaiian Holdings, Inc. (NON)	217	1,545

HUB Group, Inc. Class A (NON)	130	3,978
Orient Overseas International, Ltd. (Hong Kong) (NON)	1,000	6,846
Qantas Airways, Ltd. (Australia) (NON)	2,175	4,475
Republic Airways Holdings, Inc. (NON)	384	2,246
Singapore Maritime, Ltd. (Singapore)	6,000	8,944
TAL International Group, Inc.	98	2,351
UAL Corp. (NON)	60	1,201
Union Pacific Corp.	118	8,429
United Parcel Service, Inc. Class B	81	5,084
US Airways Group, Inc. (NON)	220	1,943
Wabtec Corp.	96	4,162
		85,967

Utilities and power (0.7%)
AES Corp. (The) (NON)	677	6,953
Allegheny Energy, Inc.	222	4,542
Constellation Energy Group, Inc.	309	10,932
DTE Energy Co.	204	9,284
Edison International	137	4,433
Electric Power Development Co. (Japan)	100	2,960
Enel SpA (Italy)	1,405	6,447
Energen Corp.	106	4,693
Exelon Corp.	239	9,225
FirstEnergy Corp.	220	7,746
Integrys Energy Group, Inc.	173	7,823
National Grid PLC (United Kingdom)	503	3,805
National Grid PLC NPR (United Kingdom) (NON)	201	399
NiSource, Inc.	340	5,086
Pinnacle West Capital Corp.	184	6,460
PPL Corp.	344	8,879
Public Service Enterprise Group, Inc.	59	1,807
Terna SPA (Italy)	1,912	7,159
Tokyo Electric Power Co. (Japan)	700	17,331
UGI Corp.	146	3,816
		129,780

Total common stocks (cost $4,687,794)		$5,379,172

CORPORATE BONDS AND NOTES (25.8%)(a)
	Principal amount	Value

Basic materials (1.5%)
Aleris International, Inc. company guaranty sr. unsec.
notes 9s, 2014 (In default) (NON)(PIK)	$15,000	$79
Builders FirstSource, Inc. 144A company guaranty sr.
notes FRN 13s, 2016	2,000	2,040
Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s,
2019	20,000	23,720
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	28,000	30,380
Georgia-Pacific, LLC sr. unsec. unsub. notes 9 1/2s,
2011	5,000	5,363
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s,
2011	5,000	5,194
Glencore Funding LLC 144A company guaranty sr. unsec.
unsub. notes 6s, 2014	79,000	78,080
Hanson PLC company guaranty 6 1/8s, 2016 (United
Kingdom)	55,000	52,547
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014	5,000	4,775
International Paper Co. sr. unsec. notes 9 3/8s, 2019	16,000	20,040
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012
(In default) (NON)	3,000	2,543
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014	5,000	4,763
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	5,000	5,488
Nalco Co. sr. notes 8 1/4s, 2017	3,000	3,105
NewPage Holding Corp. sr. unsec. unsub. notes FRN
7.527s, 2013 (PIK)	1,766	221
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015	5,000	4,687
Sealed Air Corp. 144A sr. notes 7 7/8s, 2017	10,000	10,572
Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s,
2016	5,000	4,988
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)	8,000	9,640
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)	9,000	10,575
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)	8,000	9,404
		288,204

Capital goods (0.3%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016	25,000	24,625
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	5,000	5,978
Ryerson Tull, Inc. company guaranty sr. sec. notes
12s, 2015	5,000	5,088
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	10,000	11,042
		46,733

Communication services (3.2%)
American Tower Corp. 144A sr. unsec. notes 7 1/4s, 2019	5,000	5,538
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	25,000	27,104
CCH II, LLC sr. notes 13 1/2s, 2016	43,854	50,268
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015	5,000	4,850

Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	10,000	12,251
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	15,000	16,719
Cricket Communications, Inc. company guaranty 9 3/8s,
2014	20,000	20,150
CSC Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2014	5,000	5,200
Frontier Communications Corp. 144A sr. notes 7 7/8s,
2015	5,000	4,963
Integra Telecom Holdings, Inc. 144A sr. notes 10 3/4s,
2016	5,000	4,825
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2017 (Bermuda)	20,000	19,700
Intelsat Jackson Holding Co. company guaranty sr.
unsec. notes 11 1/4s, 2016 (Bermuda)	40,000	42,300
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014	35,000	31,850
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017	5,000	4,250
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014	35,000	36,050
NII Capital Corp. company guaranty sr. unsec. unsub.
notes 10s, 2016	15,000	16,050
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015	5,000	4,863
Qwest Communications International, Inc. company
guaranty Ser. B, 7 1/2s, 2014	100,000	98,500
Rogers Communications Inc. company guaranty notes
6.8s, 2018 (Canada)	5,000	5,776
Sprint Capital Corp. company guaranty 6 7/8s, 2028	40,000	33,250
Telecom Italia Capital SA company guaranty sr. unsec.
notes 7.175s, 2019 (Italy)	5,000	5,297
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	10,000	11,274
Time Warner Cable, Inc. company guaranty sr. unsec.
6 3/4s, 2018	5,000	5,645
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	5,000	5,374
Verizon Communications, Inc. sr. unsec. notes 7.35s,
2039	7,000	8,318
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	13,000	16,660
Verizon Wireless, Inc. sr. unsec. unsub. notes 5.55s,
2014	50,000	55,272
West Corp. company guaranty 9 1/2s, 2014	25,000	24,875
Windstream Corp. company guaranty 8 5/8s, 2016	5,000	4,950
Windstream Corp. company guaranty 8 1/8s, 2013	5,000	5,050
		587,172

Consumer cyclicals (6.3%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015	5,000	5,163
Affinion Group, Inc. company guaranty 10 1/8s, 2013	5,000	5,088
AMC Entertainment, Inc. company guaranty 11s, 2016	5,000	5,125
American Media Operations, Inc. 144A sr. sub. notes
14s, 2013 (PIK)	3,139	2,040
American Media Operations, Inc. 144A sr. unsec. notes
9s, 2013 (PIK)	306	199
Aramark Corp. company guaranty 8 1/2s, 2015	5,000	4,988
Aramark Corp. company guaranty sr. unsec. notes FRN
3.844s, 2015	100,000	94,000
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	5,000	4,975
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	10,000	10,013
Clear Channel Worldwide Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017	20,000	20,350
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	8,000	8,240
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6 3/8s, 2015	40,000	41,250
DIRECTV Holdings, LLC 144A company guaranty sr. unsec.
notes 6.35s, 2040	10,000	10,199
Echostar DBS Corp. sr. notes 6 3/8s, 2011	35,000	35,788
Expedia, Inc. company guaranty sr. unsec. notes
7.456s, 2018	45,000	48,713
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011	25,000	26,000
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016	5,000	5,300
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 3.831s, 2014	5,000	4,675
Harrah's Operating Co., Inc. company guaranty sr.
notes 10s, 2018	52,000	41,080
Harrahs Operating Escrow, LLC/Harrahs Escrow Corp.
144A sr. notes 12 3/4s, 2018	5,000	4,625
Host Marriott LP company guaranty Ser. Q, 6 3/4s, 2016
(R)	10,000	9,800
Isle of Capri Casinos, Inc. company guaranty 7s, 2014	6,000	5,183
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017	30,000	29,400
KB Home company guaranty 6 3/8s, 2011	11,000	11,193
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	20,000	21,100
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	5,000	5,188
Liberty Media Corp. debs. 8 1/4s, 2030	5,000	4,625
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	5,000	5,150
Masco Corp. sr. unsec. notes 5.85s, 2017	100,000	96,917
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)	20,000	4,400
Meritage Homes Corp. company guaranty 6 1/4s, 2015	90,000	86,400

MGM Mirage, Inc. company guaranty 8 1/2s, 2010	29,000	28,855
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	5,000	5,144
Michaels Stores, Inc. company guaranty 10s, 2014	25,000	25,656
NBC Universal, Inc. 144A notes 6.4s, 2040	5,000	5,223
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015 (PIK)	21,056	20,556
News America, Inc. company guaranty sr. unsec. notes
6.9s, 2019	25,000	29,161
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)	30,000	27,750
Pearson Dollar Finance Two PLC 144A company guaranty
sr. notes 6 1/4s, 2018 (United Kingdom)	200,000	223,064
QVC Inc. 144A sr. notes 7 1/8s, 2017	5,000	4,863
Staples, Inc. sr. unsec. notes 9 3/4s, 2014	5,000	6,123
Station Casinos, Inc. sr. notes 6s, 2012
(In default) (NON)	5,000	313
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016
(In default) (NON)	15,000	131
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. notes
11s, 2013	5,022	5,223
Time Warner, Inc. debs. 9 1/8s, 2013	15,000	17,455
Travelport LLC company guaranty 9 7/8s, 2014	35,000	34,913
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)	15,000	38
Umbrella Acquisition, Inc. 144A company guaranty sr.
unsec. unsub. notes 9 3/4s, 2015 (PIK)	21,050	17,866
United Auto Group, Inc. company guaranty 7 3/4s, 2016	5,000	4,713
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(PIK)	4,251	1,828
Viacom, Inc. company guaranty sr. unsec. notes 6 5/8s,
2011	7,000	7,286
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013	20,000	21,900
Yankee Acquisition Corp. company guaranty sr. notes
Ser. B, 8 1/2s, 2015	25,000	25,063
		1,170,291

Consumer staples (2.5%)
Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019	10,000	11,861
Altria Group, Inc. company guaranty sr. unsec. unsub.
notes 8 1/2s, 2013	10,000	11,731
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	10,000	13,074
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 5s, 2020	5,000	5,073
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	5,000	5,926
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 5/8s, 2014	20,000	19,000
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	5,000	4,850
Claire's Stores, Inc. 144A company guaranty sr. unsec.
notes 9 5/8s, 2015 (In default) (NON)(PIK)	12,115	10,479
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016	10,000	9,950
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	20,000	22,301
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	5,000	4,938
H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	5,000	5,473
Hertz Corp. company guaranty 8 7/8s, 2014	110,000	110,550
Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	20,000	21,164
McDonald's Corp. sr. unsec. notes 5.7s, 2039	40,000	42,649
Pinnacle Foods Finance LLC sr. notes 9 1/4s, 2015	5,000	4,988
Reynolds American, Inc. company guaranty 7 1/4s, 2013	10,000	11,058
Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017	5,000	4,500
Rite Aid Corp. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2017	20,000	16,050
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	15,000	17,108
Supervalu, Inc. sr. unsec. notes 7 1/2s, 2014	5,000	5,050
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	10,000	11,750
Universal Corp. notes Ser. MTNC, 5.2s, 2013	100,000	103,082
		472,605

Energy (2.1%)
Chaparral Energy, Inc. company guaranty 8 1/2s, 2015	6,000	5,460
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	5,000	4,525
Chesapeake Energy Corp. company guaranty 6 1/2s, 2017	15,000	14,588
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	15,000	11,700
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	5,000	4,988
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	15,000	14,400
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	5,000	4,988
EOG Resources, Inc. notes 6 7/8s, 2018	15,000	17,848
Ferrellgas LP/Ferrellgas Finance Corp. sr. notes 6 3/4s, 2014	5,000	4,875
Forest Oil Corp. sr. notes 8s, 2011	5,000	5,200
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	40,000	39,200
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	5,000	4,700
Massey Energy Co. company guaranty sr. unsec. notes
6 7/8s, 2013	100,000	96,000
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	5,000	5,013

Nexen, Inc. sr. unsec. unsub. notes 7 1/2s, 2039
(Canada)		5,000	5,625
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		5,000	4,850
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)		5,000	4,275
Peabody Energy Corp. company guaranty 7 3/8s, 2016		35,000	36,313
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		10,000	10,250
Plains Exploration & Production Co. company guaranty
7s, 2017		25,000	22,875
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014		5,000	5,100
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017		5,000	5,025
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 7/8s, 2039 (Switzerland)		20,000	26,003
Williams Cos., Inc. (The) notes 8 3/4s, 2032		11,000	13,103
Williams Cos., Inc. (The) notes 7 3/4s, 2031		4,000	4,364
XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018		5,000	5,474
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018		5,000	5,865
			382,607

Financials (3.7%)
American Express Co. sr. unsec. notes 8 1/8s, 2019		45,000	54,808
Bank Nederlandse Gemeenten sr. unsec. unsub. notes
Ser. EMTN, 3 1/2s, 2014 (Netherlands)	NOK	150,000	23,343
BankAmerica Capital III bank guaranty jr. unsec. FRN
0.873s, 2027		$20,000	13,510
Bear Stearns Cos., Inc. (The) notes 5.7s, 2014		20,000	21,854
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018		40,000	45,600
Capital One Capital V company guaranty jr. unsec. sub.
notes 10 1/4s, 2039		10,000	10,750
Chubb Corp. (The) sr. notes 6 1/2s, 2038		5,000	5,578
CIT Group, Inc. sr. bond 7s, 2013		35,000	33,688
Citigroup, Inc. sr. unsec. unsub. notes 5 1/4s, 2012		30,000	30,861
Citigroup, Inc. sr. unsec. unsub. notes FRN 0.573s,
2010		15,000	14,997
CNA Financial Corp. unsec. notes 6 1/2s, 2016		135,000	139,487
CNA Financial Corp. unsec. notes 6s, 2011		5,000	5,144
Duke Realty LP sr. unsec. notes 6 1/4s, 2013 (R)		3,000	3,180
Fleet Capital Trust V bank guaranty FRN 1.261s, 2028		20,000	14,633
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.628s, 2016		5,000	4,645
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039		35,000	37,053
GMAC, LLC company guaranty sr. unsec. notes 7s, 2012		3,000	2,981
GMAC, LLC company guaranty sr. unsec. notes 6 7/8s,
2012		3,000	2,963
GMAC, LLC company guaranty sr. unsec. notes 6 5/8s,
2012		6,000	5,910
GMAC, LLC company guaranty sr. unsec. notes Ser. 8,
6 3/4s, 2014		1,000	953
GMAC, LLC company guaranty sr. unsec. unsub. notes
6 7/8s, 2011		9,000	9,000
GMAC, LLC company guaranty sr. unsec. unsub. notes FRN
2.452s, 2014		1,000	821
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019		10,000	11,066
Hartford Financial Services Group, Inc. (The) jr. sub.
debs. FRB 8 1/8s, 2038		10,000	9,159
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017		5,000	5,130
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		15,000	13,725
Icahn Enterprises LP/Ichan Enterprises Finance Corp.
144A company guaranty sr. unsec. notes 7 3/4s, 2016		5,000	4,725
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		5,000	4,813
Massachusetts Mutual Life Insurance Co. 144A notes
8 7/8s, 2039		10,000	13,130
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 0.516s,
2011		5,000	4,935
MetLife, Inc. sr. unsec. 6 3/4s, 2016		10,000	11,206
Provident Funding Associates 144A sr. notes 10 1/4s,
2017		5,000	4,975
Prudential Financial, Inc. sr. unsec. unsub. notes
Ser. MTNB, 5.1s, 2014		20,000	21,201
Simon Property Group LP sr. unsec. notes 6 3/4s,
2014 (R)		16,000	17,730
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010		10,000	10,030
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 1.257s, 2037		15,000	10,707
Wachovia Corp. sr. unsec. notes 5 3/4s, 2017		10,000	10,636
Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s, 2013		15,000	16,236
Wachovia Corp. sr. unsec. notes FRN Ser. MTNE, 0.402s,
2012		20,000	19,769
Wells Fargo Capital XV jr. sub. unsec. company
guaranty FRN 9 3/4s, 2049		10,000	10,700
			681,632

Government (0.4%)
European Investment Bank sr. unsec. unsub. notes
3 1/8s, 2013 (Supra-Nation)	NOK	150,000	23,362
Kreditanstalt fuer Wiederaufbau govt. guaranty Ser.
EMTN, 3 1/4s, 2014 (Germany)	NOK	160,000	24,730
Norddeutsche Landesbank Girozentrale bonds Ser. 7,
5 3/4s, 2010 (Germany)	EUR	24,000	30,246
			78,338

Health care (1.4%)
Aetna, Inc. sr. unsec 6 1/2s, 2018	$10,000	11,293
Biomet, Inc. company guaranty sr. unsec. bond 10s, 2017	35,000	37,013
DaVita, Inc. company guaranty 6 5/8s, 2013	4,000	3,970
Eli Lilly & Co. sr. unsec. unsub. notes 5.95s, 2037	5,000	5,410
Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019	3,000	3,581
Express Scripts, Inc. sr. unsec. notes 6 1/4s, 2014	7,000	7,839
GlaxoSmith Kline Capital, Inc. company guaranty sr.
notes 5.65s, 2018	20,000	22,269
HCA, Inc. sr. sec. notes 9 1/4s, 2016	25,000	26,188
HCA, Inc. sr. sec. notes 9 1/8s, 2014	5,000	5,263
HCA, Inc. sr. unsec. notes 6 1/4s, 2013	2,000	1,925
Healthsouth Corp. company guaranty 10 3/4s, 2016	5,000	5,400
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	30,000	30,000
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	5,000	4,938
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	5,000	4,963
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	5,000	5,125
Select Medical Corp. company guaranty 7 5/8s, 2015	5,000	4,700
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016	25,000	24,688
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	5,000	4,850
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	10,000	9,825
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	5,492	5,382
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015	5,000	5,250
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	10,000	9,654
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.643s, 2012 (PIK)	5,000	4,450
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	5,000	5,012
WellPoint, Inc. notes 7s, 2019	10,000	11,585
		260,573

Technology (1.0%)
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)	15,000	14,325
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	5,000	4,756
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015	5,000	5,306
Computer Sciences Corp. sr. unsec. unsub. notes 5s,
2013	30,000	31,804
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)	47,373	36,596
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)	10,493	9,076
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	15,000	13,538
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	10,000	9,850
Lexmark International Inc, sr. unsec. notes 5.9s, 2013	15,000	15,885
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	4,000	4,045
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	19,000	19,190
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015	20,000	23,300
		187,671

Transportation (0.2%)
Burlington Northern Santa Fe Corp. sr. unsec. notes
5 3/4s, 2018	5,000	5,498
Southwest Airlines Co. sr. unsec. unsub. notes 6 1/2s,
2012	25,000	26,648
Union Pacific Corp. sr. unsec. notes 6 1/8s, 2020	10,000	11,221
		43,367

Utilities and power (3.2%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	15,000	14,738
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	3,000	3,045
Ameren Corp. sr. unsec. notes 8 7/8s, 2014	7,000	8,147
Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019	10,000	12,451
CMS Energy Corp. sr. notes 8 1/2s, 2011	5,000	5,208
CMS Energy Corp. sr. unsec. unsub. notes FRN 1.253s,
2013	10,000	9,475
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)	100,000	100,512
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	10,000	11,001
DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	5,000	5,090
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	15,000	16,615
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	3,000	3,348
Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019	105,000	75,863
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	5,000	4,525
Edison Mission Energy sr. unsec. notes 7.2s, 2019	10,000	6,500
El Paso Corp. sr. notes Ser. GMTN, 7 3/4s, 2032	5,000	4,698
El Paso Natural Gas Co. sr. unsec. unsub. bonds
8 3/8s, 2032	10,000	11,711
Electricite de France 144A notes 6.95s, 2039 (France)	25,000	29,496
Energy Future Holdings Corp. sr. notes 9 3/4s, 2019	35,000	33,163
Energy Future Intermediate Holdings Co., LLC sr. notes

9 3/4s, 2019	37,000	35,289
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	5,000	5,290
Ipalco Enterprises, Inc. sr. sec. notes 8 5/8s, 2011	5,000	5,213
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	5,000	5,088
Mirant North America, LLC company guaranty 7 3/8s, 2013	25,000	25,063
Nevada Power Co. notes 6 1/2s, 2018	25,000	28,121
NRG Energy, Inc. company guaranty 7 3/8s, 2017	5,000	4,825
NRG Energy, Inc. sr. notes 7 3/8s, 2016	35,000	33,863
Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018	5,000	6,199
PSEG Power, LLC 144A company guaranty sr. unsec. notes
5.32s, 2016	4,000	4,214
Public Service Co. of Colorado 1st mtge. sec. bond
5.8s, 2018	5,000	5,616
Public Service Co. of Colorado 1st mtge. sec. bonds
5 1/8s, 2019	5,000	5,342
Spectra Energy Capital, LLC company guaranty sr.
unsec. notes 5.9s, 2013	15,000	16,190
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	10,000	10,841
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	20,000	24,953
TransAlta Corp. sr. notes 6 1/2s, 2040 (Canada)	10,000	10,374
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	5,000	5,680
Westar Energy, Inc. 1st mtge. sec. bonds 8 5/8s, 2018	15,000	18,841
		606,588
Total corporate bonds and notes (cost $4,702,418)		$4,805,781

CONVERTIBLE BONDS AND NOTES (7.0%)(a)
	Principal amount	Value

Basic materials (0.2%)
Ferro Corp. cv. sr. unsec. notes 6 1/2s, 2013	$12,000	$11,610
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	3,000	3,313
United States Steel Corp. cv. sr. unsec. notes 4s, 2014	10,000	16,288
		31,211

Capital goods (0.6%)
General Cable Corp. cv. unsec. sub. notes
stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029 (STP)	13,000	13,731
L-1 Identity Solutions, Inc. cv. sr. unsec. notes
3 3/4s, 2027	40,000	37,050
Titan International, Inc. 144A cv. sr. sub. notes
5 5/8s, 2017	12,000	14,910
WESCO International, Inc. cv. company guaranty sr.
unsec. notes 6s, 2029	25,000	38,210
		103,901

Communication services (0.7%)
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 3 1/2s, 2012	50,000	45,250
NII Holdings, Inc. cv. sr. unsec. notes 3 1/8s, 2012	50,000	46,000
Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016	40,000	45,300
		136,550

Conglomerates (0.1%)
Textron, Inc. cv. sr. unsec. notes Ser. TXT, 4 1/2s,
2013	10,000	16,925
		16,925

Consumer cyclicals (0.9%)
Alliance Data Systems Corp. 144A cv. sr. notes 4 3/4s,
2014	14,000	22,610
Charming Shoppes, Inc. cv. sr. unsec. notes 1 1/8s,
2014	15,000	11,756
Icahn Enterprises LP 144A cv. sr. unsec. notes FRN 4s,
2013	25,000	21,250
Iconix Brand Group, Inc. cv. sr. sub. notes 1 7/8s,
2012	10,000	9,350
International Game Technology 144A cv. sr. unsec.
notes 3 1/4s, 2014	20,000	24,134
Live Nation, Inc. cv. sr. unsec. notes 2 7/8s, 2027	20,000	17,350
Sinclair Broadcast Group, Inc. cv. unsec. sub. debs
6s, 2012	45,000	41,906
Sirius Satellite Radio, Inc. cv. sr. unsec. notes
3 1/4s, 2011	11,000	10,533
XM Satellite Radio Holdings, Inc. 144A cv. sr. unsec.
sub. notes 7s, 2014	17,000	17,044
		175,933

Consumer staples (0.4%)
Pantry, Inc. (The) cv. company guaranty sr. unsec.
sub. notes 3s, 2012	45,000	40,950
Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015	15,000	13,875
Spartan Stores, Inc. cv. sr. unsec. notes 3 3/8s, 2027	12,000	10,350
		65,175

Energy (0.6%)
Cal Dive International, Inc. cv. sr. unsec. unsub.
notes 3 1/4s, 2025	25,000	22,219

Carrizo Oil & Gas, Inc. cv. sr. unsec. unsub. notes
4 3/8s, 2028	20,000	17,450
International Coal Group, Inc. cv. company guaranty
sr. unsec. notes 4s, 2017	12,000	11,749
Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s,
2041	10,000	10,025
Penn Virginia Corp. cv. sr. unsec. sub. notes 4 1/2s,
2012	25,000	23,906
St. Mary Land & Exploration Co. cv. sr. unsec. notes
3 1/2s, 2027	25,000	26,750
Trico Marine Services, Inc. cv. sr. unsec. debs. 3s,
2027	15,000	2,756
		114,855

Financials (0.6%)
Alexandria Real Estate Equities, Inc. 144A cv. company
guaranty sr. unsec. notes 3.7s, 2027 (R)	15,000	14,681
Annaly Capital Management, Inc. cv. sr. unsec. unsub.
notes 4s, 2015 (R)	6,000	6,075
CapitalSource, Inc. cv. company guaranty sr. unsec.
sub. notes 7 1/4s, 2037	10,000	9,513
Digital Realty Trust LP 144A cv. sr. unsec. notes
5 1/2s, 2029 (R)	15,000	20,981
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)	10,000	10,250
KKR Financial Holdings, LLC cv. sr. unsec. notes
7 1/2s, 2017	18,000	22,174
MGIC Investment Corp. cv. sr. notes 5s, 2017	8,000	8,526
Old Republic International Corp. cv. sr. unsec. unsub.
notes 8s, 2012	15,000	19,425
		111,625

Health care (1.0%)
Amylin Pharmaceuticals, Inc. cv. sr. unsec. notes 3s,
2014	15,000	12,338
Biovail Corp. 144A cv. sr. notes 5 3/8s, 2014 (Canada)	10,000	11,900
China Medical Technologies, Inc. cv. sr. unsec. bonds
Ser. CMT, 4s, 2013 (China)	7,000	4,629
Hologic, Inc. cv. sr. unsec. unsub. notes
stepped-coupon 2s (0s, 12/15/13) 2037 (STP)	35,000	29,881
Invitrogen Corp. cv. sr. unsec. unsub. notes 1 1/2s,
2024	15,000	16,838
King Pharmaceuticals, Inc. cv. company guaranty sr.
unsub. notes 1 1/4s, 2026	20,000	17,600
LifePoint Hospitals, Inc. cv. sr. unsec. sub. notes
3 1/4s, 2025	12,000	11,355
Lincare Holdings, Inc. cv. sr. unsec. unsub. notes
2 3/4s, 2037	15,000	17,269
Omnicare, Inc. cv. company guaranty sr. unsec. debs
Ser. OCR, 3 1/4s, 2035	30,000	24,638
OSI Pharmaceuticals, Inc. cv. sr. unsec. sub. notes
3s, 2038	10,000	11,238
Providence Service Corp. (The) cv. sr. unsec. sub.
notes 6 1/2s, 2014	6,000	5,205
Stewart Enterprises, Inc. cv. sr. unsec. notes 3 3/8s,
2016	20,000	17,400
Theravance, Inc. cv. unsec. sub. notes 3s, 2015	17,000	14,599
		194,890

Technology (1.9%)
ADC Telecommunications, Inc. cv. unsec. sub. notes
3 1/2s, 2017	35,000	26,600
Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015	40,000	38,800
ARRIS Group, Inc. cv. sr. unsec. notes 2s, 2026	40,000	38,000
Cadence Design Systems, Inc. cv. sr. unsec. notes
1 1/2s, 2013	20,000	17,300
EnerSys cv. sr. unsec. notes stepped-coupon 3 3/8s
(0s, 6/1/15) 2038 (STP)	14,000	12,618
Jazz Technologies, Inc. cv. company guaranty sr.
unsec. unsub. notes 8s, 2011	20,000	18,900
Kulicke & Soffa Industries, Inc. cv. unsec. sub. notes
0 7/8s, 2012	50,000	47,313
Mentor Graphics Corp. cv. sub. unsec. notes FRN
2.003s, 2023	40,000	38,240
ON Semiconductor Corp. cv. company guaranty sr. unsec.
sub. notes 2 5/8s, 2026	20,000	19,775
Safeguard Scientifics, Inc. cv. sr. unsec. sub. notes
10 1/8s, 2014	55,000	57,200
SAVVIS, Inc. cv. sr. unsec. notes 3s, 2012	15,000	13,725
TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s,
2015	20,000	19,863
		348,334
Total convertible bonds and notes (cost $1,105,698)		$1,299,399

CONVERTIBLE PREFERRED STOCKS (4.0%)(a)
	Shares	Value

AES Trust III $3.375 cv. pfd.	985	$42,170
Assured Guaranty, Ltd. $4.25 cv. pfd. (Bermuda)	180	12,625
Bank of America Corp. Ser. L, 7.25% cv. pfd.	49	45,386
Bunge, Ltd. 5.125% cum. cv. pfd.	50	24,125
Chesapeake Energy Corp. $4.50 cv. pfd.	260	20,475
Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.	870	33,626
Citigroup, Inc. $7.50 cv. pfd.	170	20,339

Crown Castle International Corp. $3.125 cum. cv. pfd.		985	54,113
Dole Food Automatic Exchange 144A 7.00% cv. pfd.		1,740	16,843
El Paso Corp. 4.99% cv. pfd.		35	34,519
FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv.
pfd. (R)		2,505	51,353
Ford Motor Co. Capital Trust II $3.25 cum. cv. pfd.		695	31,449
Great Plains Energy, Inc. $6.00 cv. pfd.		340	20,451
Hartford Financial Services Group, Inc. (The) $1.182
cv. pfd.		890	21,191
Huntington Bancshares Ser. A, 8.50% cv. pfd.		17	16,913
Interpublic Group of Companies, Inc. (The) Ser. B,
5.25% cv. pfd.		30	26,325
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)		40	58
Merck & Co., Inc. 6.00% cum. cv. pfd		120	29,748
Newell Financial Trust I $2.625 cum. cv. pfd.		815	29,544
Omnicare Capital Trust II Ser. B, $2.00 cv. pfd.		435	16,394
Retail Ventures, Inc. $3.312 cv. pfd.		775	38,091
Seacoast Banking Corp. of Florida 15.00% 144A cv. pfd.		1	1,000
Six Flags, Inc. $1.813 cum. cv. pfd. (acquired
10/9/07, cost $29,455) (Private) (F)(RES)(NON)		1,410	14
Smurfit-Stone Container Corp. Ser. A, $1.75 cum. cv.
pfd. (In default) (NON)		1,775	19,692
Universal Corp. 6.75% cv. pfd.		26	26,098
Vale Capital II $3.375 cv. pfd. (Cayman Islands)		645	49,544
Wells Fargo & Co. Ser. L, 7.50% cv. pfd.		30	28,200
Whiting Petroleum Corp. $6.25 cum. cv. pfd		80	16,250
XL Capital, Ltd. $2.687 cv. pfd.		810	21,878

Total convertible preferred stocks (cost $763,285)			$748,414

FOREIGN GOVERNMENT BONDS AND NOTES (3.5%)(a)
		Principal amount	Value

Brazil (Federal Republic of) notes zero %, 2012	BRL	173	$96,249
British Columbia (Province of) notes Ser. MTN, 4.7s,
2012	CAD	100,000	100,912
Hungary (Republic of) sr. unsec. unsub. notes 6 1/4s,
2020		$35,000	34,849
Norway (Government of) bonds 6 1/2s, 2013	NOK	140,000	24,307
Ontario (Province of) notes 4 3/4s, 2013	CAD	100,000	100,893
Quebec (Province of) debs. 6s, 2012	CAD	50,000	51,608
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	700,000	105,858
United Kingdom (Government of) bonds 4 3/4s, 2038	GBP	30,000	46,878
United Kingdom treasury 4 1/4s, 2039	GBP	60,000	86,401

Total foreign government bonds and notes (cost $675,833)			$647,955

MORTGAGE-BACKED SECURITIES (3.1%)(a)
		Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 08-1, Class A3, 6.147s, 2014		$200,000	$208,072
Ser. 07-2, Class A2, 5.634s, 2049		15,000	15,330
Ser. 05-6, Class A2, 5.165s, 2047		23,000	23,230
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 2.337s, 2022		7,000	3,279
Citigroup Commercial Mortgage Trust Ser. 08-C7,
Class A2A, 6.034s, 2049		55,000	56,500
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD2, Class A2, 5.408s, 2046		14,000	14,168
Commercial Mortgage Pass-Through Certificates Ser.
06-C7, Class A4, 5.767s, 2046		54,000	56,637
Countrywide Home Loans 144A Ser. 06-R1, Class AS, IO,
5.613s, 2036		24,056	2,616
Credit Suisse Mortgage Capital Certificates FRB Ser.
07-C4, Class A2, 5.805s, 2039		10,000	10,294
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities IFB Ser. T-56, Class 2ASI, IO,
7.757s, 2043		8,476	1,782
GS Mortgage Securities Corp. II
Ser. 06-GG6, Class A2, 5.506s, 2038		25,000	25,322
Ser. 04-GG2, Class A6, 5.396s, 2038		10,000	10,417
GS Mortgage Securities Corp. II 144A Ser. 03-C1,
Class X1, IO, 0.849s, 2040		139,761	2,476
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-LDP8, Class A2, 5.289s, 2045		26,881	27,731
LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4,
Class J, 5.6s, 2035		2,000	1,740
LB-UBS Commercial Mortgage Trust Ser. 07-C7, Class A3,
5.866s, 2045		30,000	29,342
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C2, Class XCL, IO, 0.234s, 2040		360,060	2,828
Ser. 06-C1, Class XCL, IO, 0.135s, 2041		330,330	2,893
Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A2,
5.722s, 2050		69,000	70,765
Morgan Stanley Capital I FRB Ser. 08-T29, Class A3,
6.28s, 2043		12,000	12,648

Total mortgage-backed securities (cost $559,404)			$578,070

INVESTMENT COMPANIES (1.5%)(a)
		Shares	Value

American Capital, Ltd.		446	$2,377
Ares Capital Corp.		107	1,449
BlackRock Kelso Capital Corp.		155	1,628
iShares Dow Jones U.S. Real Estate Index Fund		363	18,132
iShares MSCI EAFE Index Fund		309	14,931
iShares Russell 2000 Growth Index Fund		171	12,208

iShares Russell 2000 Value Index Fund			107	6,695
MCG Capital Corp. (NON)			751	4,093
Midcap SPDR Trust Series 1			184	25,519
NGP Capital Resources Co.			206	1,502
S&P 500 Index Depository Receipts (SPDR Trust Series 1)			1,697	185,677

Total investment companies (cost $269,267)				$274,211

COMMODITY LINKED NOTES (0.5%)(a)
			Principal amount	Value

UBS AG/ Jersey Branch144Asr. notesSer. CMCI, zero %,
2010 (indexed to the UBS Bloomberg CMCI Composite)
(United Kingdom)			$84,000	$85,782

Total commodity linked notes (cost $84,000)				$85,782

UNITS (0.2%)(a)
			Units	Value

Hercules, Inc. cv. jr. unsec. sub. debs. units 6 1/2s,
2009			45,000	$30,150

Total units (cost $41,393)				$30,150

MUNICIPAL BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s,
4/1/34			$10,000	$10,503
North TX, Thruway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49			10,000	10,854

Total municipal bonds and notes (cost $20,071)				$21,357

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

GMAC, Inc. 144A Ser. G, 7.00% cum. pfd.			15	$11,283

Total preferred stocks (cost $8,948)				$11,283

ASSET-BACKED SECURITIES (--%)(a)
			Principal amount	Value

Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014			$1,000	$1,016

Total asset-backed securities (cost $1,000)				$1,016

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Vertis Holdings, Inc. (F)	10/18/15	0.01	22	$--

Total warrants (cost $-)				$--

SHORT-TERM INVESTMENTS (27.6%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund - 0.24% (e)			3,958,744	$3,958,744
SSgA Prime Money Market Fund (i)			440,000	440,000
U.S. Treasury Bills for an effective yield of 0.26%,
December 16, 2010 (SEG)			$82,001	81,879
U.S. Treasury Bills for an effective yield of 0.33%,
November 18, 2010 (SEG)			49,000	48,908
U.S. Treasury Bills with effective yields ranging from
0.24% to 0.32%, July 15, 2010 (SEG) (SEGSF)			610,000	609,798

Total short-term investments (cost $5,139,337)				$5,139,329

TOTAL INVESTMENTS

Total investments (cost $18,058,448)(b)				$19,021,919

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/10 (aggregate face value $6,664,173) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$354,359	$387,599	6/17/10	$(33,240)
British Pound	140,980	147,445	6/17/10	(6,465)
Danish Krone	4,891	5,124	6/17/10	(233)
Euro	5,334,663	5,719,377	6/17/10	(384,714)
Israeli Shekel	5,019	5,019	7/21/10	--
Japanese Yen	291,315	279,564	6/17/10	11,751
Mexican Peso	45,285	46,224	6/17/10	(939)
Norwegian Krone	6,081	6,580	6/17/10	(499)
Singapore Dollar	5,830	5,888	6/17/10	(58)
South African Rand	2,514	2,512	6/17/10	2
Swedish Krona	331	332	6/17/10	(1)
Swiss Franc	54,972	58,509	6/17/10	(3,537)

Total				$(417,933)

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/10 (aggregate face value $7,442,556) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$357,315	$390,734	6/17/10	$33,419
Brazilian Real	99,388	100,639	6/17/10	1,251
British Pound	265,024	277,183	6/17/10	12,159
Canadian Dollar	256,668	259,311	6/17/10	2,643
Euro	5,430,204	5,820,704	6/17/10	390,500
Hong Kong Dollar	13,861	13,896	6/17/10	35
Hungarian Forint	231	239	6/17/10	8
Japanese Yen	251,282	241,215	6/17/10	(10,067)
Mexican Peso	53,682	54,849	6/17/10	1,167
New Zealand Dollar	14,576	15,378	6/17/10	802
Norwegian Krone	120,224	127,897	6/17/10	7,673
Singapore Dollar	10,237	10,336	6/17/10	99
Swedish Krona	113,771	116,629	6/17/10	2,858
Swiss Franc	12,706	13,546	6/17/10	840

Total				$443,387

FUTURES CONTRACTS OUTSTANDING at 5/31/10 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	1	$115,695	Sep-10	$358
Euro-Bobl 5 yr (Short)	1	148,112	Jun-10	(4,551)
Euro-Bund 10 yr (Short)	1	157,959	Jun-10	(5,068)
Euro-Schatz 2 yr (Long)	16	2,161,710	Jun-10	25,116
S&P 500 Index E-Mini (Short)	22	1,197,350	Jun-10	61,144
U.K. Gilt 10 yr (Short)	1	171,387	Sep-10	330
U.S. Treasury Bond 20 yr (Long)	21	2,575,781	Sep-10	(37,925)
U.S. Treasury Note 5 yr (Long)	9	1,050,047	Sep-10	(3,189)
U.S. Treasury Note 5 yr (Short)	5	583,359	Sep-10	1,604
U.S. Treasury Note 10 yr (Short)	23	2,757,125	Sep-10	16,265

Total				$54,084

WRITTEN OPTIONS OUTSTANDING at 5/31/10 (premiums received $200,741) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	$338,500	Jul-11/4.5475	$7,109
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	338,500	Jul-11/4.5475	26,586
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	677,000	Jul-11/4.52	14,217
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	677,000	Jul-11/4.52	52,048
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	566,000	Aug-11/4.49	42,160
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	566,000	Aug-11/4.49	13,584

Total			$155,704

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 5/31/10 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International
CHF	260,000		$--	11/17/11	2.5125%	6 month CHF-LIBOR-BBA	$(10,407)

Goldman Sachs International
GBP	101,000		--	2/1/15	6 month GBP-LIBOR-BBA	3.10%	5,184

JPMorgan Chase Bank, N.A.
JPY	121,100,000		--	2/19/15	6 month JPY-LIBOR-BBA	0.705%	3,930

JPY	14,400,000		--	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	1,974

	$1,232,300		1,159	4/12/40	4.54%	3 month USD-LIBOR-BBA	(118,794)

	967,600		1,224	5/14/20	3 month USD-LIBOR-BBA	3.58%	19,759

JPY	13,500,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(2,047)

JPY	18,100,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	1,326

EUR	280,000		--	2/4/40	6 month EUR-EURIBOR-REUTERS	3.79%	42,803

EUR	210,000		--	2/4/15	2.596%	6 month EUR-EURIBOR-REUTERS	(8,109)

Total							$(64,381)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 5/31/10 (Unaudited)
			Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$9,110		$--	1/12/40	(4.00%)1 month	Synthetic TRS	$(2,194)
					USD-LIBOR	Index 4.00% 30
						year Fannie Mae
						pools

	18,070		--	1/12/40	4.50% (1 month	Synthetic TRS	4,190
					USD-LIBOR)	Index 4.50% 30
						year Fannie Mae
						pools

	8,825		--	1/12/40	(5.00%)1 month	Synthetic TRS	(1,831)
					USD-LIBOR	Index 5.00% 30
						year Fannie Mae
						pools

EUR	340,000	(F)	--	5/27/14	(1.5725%)	Eurostat	1,019
						Eurozone HICP
						excluding tobacco

Credit Suisse International
EUR	240,000		--	5/7/14	1.815%	Eurostat	2,854
						Eurozone HICP
						excluding tobacco

EUR	130,000		--	5/27/14	(1.855%)	French Consumer	(7)
						Price Index
						excluding tobacco

Deutsche Bank AG
	$9,110		--	1/12/40	4.00% (1 month	Synthetic TRS	2,191
					USD-LIBOR)	Index 4.00% 30
						year Fannie Mae
						pools

	18,070		--	1/12/40	(4.50%)1 month	Synthetic TRS	(4,204)
					USD-LIBOR	Index 4.50% 30
						year Fannie Mae
						pools

	8,825		--	1/12/40	5.00% (1 month	Synthetic TRS	1,842
					USD-LIBOR)	Index 5.00% 30
						year Fannie Mae
						pools

EUR	186,000		--	3/27/14	1.785%	Eurostat	5,030
						Eurozone HICP
						excluding tobacco

Goldman Sachs International
EUR	310,000		--	4/30/13	2.375%	French Consumer	17,964
						Price Index
						excluding tobacco

EUR	310,000		--	4/30/13	(2.41%)	Eurostat	(21,069)
						Eurozone HICP
						excluding tobacco

EUR	310,000		--	5/6/13	2.34%	French Consumer	17,445
						Price Index
						excluding tobacco

EUR	310,000		--	5/6/13	(2.385%)	Eurostat	(20,886)
						Eurozone HICP
						excluding tobacco

EUR	160,000		--	5/6/13	1.765%	Eurostat	1,099
						Eurozone HICP
						excluding tobacco

EUR	260,000	(F)	--	5/31/13	(1.76%)	French Consumer	(2)
						Price Index
						excluding tobacco

EUR	250,000		--	4/23/14	1.67%	Eurostat	3,184
						Eurozone HICP
						excluding tobacco

EUR	186,000		--	4/14/14	1.835%	Eurostat	4,252
						Eurozone HICP
						excluding tobacco

Total							$10,877

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on securities valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/10 (Unaudited)
		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Citibank, N.A.
Masco Corp., 5 7/8%,
7/15/12	--	$--	$100,000	3/20/17	(213 bp)	$(824)

Credit Suisse International
DJ CMB NA CMBX AJ Index	--	(17,362)	54,000	2/17/51	(96 bp)	9,063

Southwest Airlines,
5 1/4%, 10/1/14	--	--	25,000	3/20/12	(190 bp)	(548)

Deutsche Bank AG
CNA Financial Corp.,
5.85%, 12/15/14	--	--	135,000	9/20/16	(155 bp)	6,725

Expedia Inc., 7.456%,
8/15/18	--	--	27,000	12/20/13	(310 bp)	(2,054)

General Electric
Capital Corp., 6%,
6/15/12	Aa2	--	50,000	9/20/13	109 bp	(1,684)

Universal Corp., 5.2%,
10/15/13	--	--	25,000	3/20/15	(95 bp)	514

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	-- EUR	10,000	9/20/13	477 bp	252

Goldman Sachs International
CNA Financial Corp.,
5.85%, 12/15/14	--	--	$5,000	9/20/11	(160 bp)	(1)

Pearson PLC., 7%,
10/27/14	--	--	100,000	6/20/18	(96 bp)	(2,289)

JPMorgan Chase Bank, N.A.
Expedia, Inc., 7.456%,
8/15/18	--	--	18,000	9/20/13	(300 bp)	(1,257)

Glencore Funding LLC,
6%, 4/15/14	--	--	79,000	6/20/14	(148 bp)	8,015

Merrill Lynch International
Computer Sciences Corp,
5%, 2/15/13	--	--	30,000	3/20/13	(66 bp)	(135)

Pearson PLC, 7%,
10/27/14	--	--	100,000	6/20/18	(65 bp)	(34)

Morgan Stanley Capital Services, Inc.
Universal Corp., 5.2%,
10/15/13	--	--	75,000	3/20/13	(89 bp)	176

UBS, AG
Hanson PLC., 7 7/8%,
9/27/10	--	--	55,000	9/20/16	(250 bp)	(208)

Total						$15,711

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31, 2010.

Key to holding's currency abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

Key to holding's abbreviations

ADR	American Depository Receipts
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNB	Medium Term Notes Class B
MTNC	Medium Term Notes Class C
MTNE	Medium Term Notes Class E
NPR	Nil Paid Rights

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2010 through May 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $18,613,685.

(b) The aggregate identified cost on a tax basis is $18,370,720, resulting in gross unrealized appreciation and depreciation of $1,351,431 and $700,232, respectively, or net unrealized appreciation of $651,199.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $14, or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSF) This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,769 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $4,381,145 and $4,297,120, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.

(i) Security purchased with cash or securities received, that was pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

At the close of the reporting period, liquid assets totaling $10,659,312 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Outstanding contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the period. The fund did not have any activity on purchased options contracts during the reporting period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the period.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates.

An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.

Outstanding notional on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding notional on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $536,337 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $184,963.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$211,898	$62,775	$--

	Capital goods	209,561	43,694	--

	Communication services	182,960	41,322	--

	Conglomerates	63,869	7,382	--

	Consumer cyclicals	432,459	81,651	--

	Consumer staples	318,115	59,524	--

	Energy	340,207	49,740	--

	Financial	1,810,757	87,922	--

	Health care	466,483	28,997	--

	Technology	642,821	21,288	--

	Transportation	49,803	36,164	--

	Utilities and power	91,679	38,101	--

Total common stocks		4,820,612	558,560	--

Asset-backed securities		--	1,016	--

Commodity linked notes		--	85,782	--

Convertible bonds and notes		--	1,299,399	--

Convertible preferred stocks		--	748,400	14

Corporate bonds and notes		--	4,805,781	--

Foreign government bonds and notes		--	647,955	--

Investment companies		274,211	--	--

Mortgage-backed securities		--	578,070	--

Municipal bonds and notes		--	21,357	--

Preferred stocks		--	11,283	--

Units		--	30,150	--

Warrants		--	--	--

Short-term investments		4,398,744	740,585	--

Totals by level		$9,493,567	$9,528,338	$14

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts to buy		$-	$(417,933)	$ -

Forward currency contracts to sell		--	443,387	--

Futures contracts		54,084	--	--

Written options		--	(155,704)	--

Interest rate swap contracts		--	(66,764)	--

Total return swap contracts		--	10,877	--

Credit default contracts		--	33,073	--

Totals by level		$54,084	$(153,064)	$--

At the start and close of the reporting period, Level 3 securities and other financial instruments are not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$42,107	$9,034

Foreign exchange contracts	465,665	440,211

Equity contracts	61,144	--

Interest rate contracts	178,495	397,146

Total	$747,411	$846,391

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: July 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 28, 2011

Date of reporting period: May 31, 2010

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund

The fund's portfolio
5/31/10 (Unaudited)

SENIOR LOANS (83.6%)(a)(c)
	Principal amount	Value

Automotive (4.3%)
Allison Transmission, Inc. bank term loan FRN Ser. B,
3.0648s, 2014	$3,690,815	$3,346,532
Dana Corp. bank term loan FRN 4.5647s, 2015	2,555,224	2,456,209
Federal Mogul Corp. bank term loan FRN Ser. B,
2.2269s, 2014	2,336,259	2,042,766
Federal Mogul Corp. bank term loan FRN Ser. C,
2.2775s, 2015	1,191,969	1,042,228
Ford Motor Co. bank term loan FRN Ser. B, 3.3258s, 2013	1,973,312	1,837,293
Oshkosh Corp. bank term loan FRN Ser. B, 6.26s, 2013	2,193,224	2,189,798
United Components, Inc. bank term loan FRN Ser. D,
2.3736s, 2012	382,980	365,746
Visteon Corp. bank term loan FRN Ser. B1, 5 3/4s, 2013	2,500,000	2,675,000
		15,955,572

Basic materials (7.8%)
CF Industries, Inc. bank term loan FRN Ser. B1,
4 1/2s, 2015	2,000,000	1,998,572
Chemtura Corp. bank term loan FRN Ser. B, 6s, 2011	1,000,000	1,001,875
Gentek Holding, LLC bank term loan FRN Ser. B, 7s, 2014	1,995,000	1,993,753
Georgia-Pacific, LLC bank term loan FRN Ser. C,
3.5568s, 2015	635,494	619,679
Hexion Specialty Chemicals BV bank term loan FRN Ser.
C2-B, 4.0625s, 2013 (Netherlands)	294,691	271,116
Hexion Specialty Chemicals BV bank term loan FRN Ser.
C2, 2.5625s, 2013 (Netherlands)	176,626	162,717
Hexion Specialty Chemicals, Inc. bank term loan FRN
Ser. C1-B, 4.0625s, 2013	701,019	644,937
Hexion Specialty Chemicals, Inc. bank term loan FRN
Ser. C1, 2.5625s, 2013	398,745	367,344
Hexion Specialty Chemicals, Inc. bank term loan FRN
Ser. C4, 2 5/8s, 2013	793,491	718,109
Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
7.501s, 2013 (United Kingdom)	1,397,000	1,350,724
Ineos Holdings, Ltd. bank term loan FRN Ser. C2,
8.001s, 2014 (United Kingdom)	1,397,000	1,350,724
Johnsondiversey, Inc. bank term loan FRN Ser. B,
5 1/2s, 2015	2,992,500	2,985,019
Lyondell Chemical Co. bank term loan FRN 5 1/2s, 2016	500,000	499,465
Momentive Performance Materials, Inc. bank term loan
FRN 2 5/8s, 2013	2,985,163	2,765,754
Nalco Co. bank term loan FRN 6 1/2s, 2016	987,513	986,690
Novelis, Inc. bank term loan FRN Ser. B, 2.4283s, 2014	2,102,010	1,975,013
Novelis, Inc. bank term loan FRN Ser. B, 2.36s, 2014	955,415	897,692
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. H, 6s, 2014	2,032,010	2,018,463
Smurfit-Stone Container Corp. bank term loan FRN
4 1/2s, 2010	86,453	85,805
Smurfit-Stone Container Corp. bank term loan FRN
3.1191s, 2011	142,857	141,786
Smurfit-Stone Container Corp. bank term loan FRN
2.5382s, 2011	429,691	426,468
Smurfit-Stone Container Corp. bank term loan FRN
Ser. B, 2.57s, 2011	98,386	97,648
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C, 2.57s, 2011	185,442	184,978
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C1, 2.57s, 2011	56,067	55,927
Smurfit-Stone Container Enterprises, Inc. bank term
loan FRN 6 3/4s, 2016 (U)	2,390,000	2,379,314
Solutia, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017	3,000,000	2,994,999
		28,974,571

Broadcasting (2.2%)
Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 4.0041s, 2016	2,147,560	1,652,279
Cumulus Media, Inc. bank term loan FRN Ser. B,
4.3413s, 2014	569,238	527,019
Gray Television, Inc. bank term loan FRN Ser. B,
3.801s, 2014	1,990,303	1,858,446
Sinclair Television Group, Inc. bank term loan FRN
Ser. B, 6 3/4s, 2015	924,242	924,520
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.5401s, 2014	3,600,000	3,087,562
		8,049,826

Capital goods (5.4%)
Blount, Inc. bank term loan FRN Ser. B, 5.5001s, 2010	236,965	234,595
Graham Packaging Co., LP bank term loan FRN Ser. C,
6 3/4s, 2014	4,000,000	4,001,876
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.2901s, 2014	104,673	86,007
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.3371s, 2014	1,762,150	1,447,901
Hexcel Corp. bank term loan FRN 6 1/2s, 2014	1,501,500	1,500,249
Manitowoc Co., Inc. (The) bank term loan FRN Ser. B,

8s, 2014	2,000,000	1,986,944
Mueller Water Products, Inc. bank term loan FRN
Ser. A, 5.2901s, 2012	363,897	359,652
Mueller Water Products, Inc. bank term loan FRN
Ser. B, 5.3283s, 2014	1,033,248	1,023,432
Reynolds & Reynolds Co. (The) bank term loan FRN
5 1/4s, 2017	2,909,341	2,884,489
Sequa Corp. bank term loan FRN 3.5466s, 2014	2,588,548	2,364,361
TASC, Inc. bank term loan FRN Ser. A, 5 1/2s, 2014	292,500	292,012
TASC, Inc. bank term loan FRN Ser. B, 5 3/4s, 2014	698,250	698,250
Terex Corp. bank term loan FRN 4.0401s, 2013	2,000,000	1,950,000
Terex Corp. bank term loan FRN Ser. D, 4.0401s, 2013	1,400,000	1,372,000
		20,201,768

Commercial and consumer services (2.3%)
Orbitz Worldwide, Inc. bank term loan FRN Ser. B,
3.3997s, 2014	1,614,324	1,513,316
Sabre, Inc. bank term loan FRN 2.3482s, 2014	3,192,122	2,860,939
ServiceMaster Co. (The) bank term loan FRN Ser. B,
2.8069s, 2014	2,492,803	2,293,032
ServiceMaster Co. (The) bank term loan FRN Ser. DD,
2.86s, 2014	248,246	228,352
Travelport bank term loan FRN Ser. B, 2.7901s, 2013	501,300	471,535
Travelport, LLC bank term loan FRN Ser. C, 10 1/2s,
2013	992,500	982,575
Travelport, LLC. bank term loan FRN 2.7901s, 2013	113,497	106,758
		8,456,507

Communication services (7.1%)
Atlantic Broadband Finance, LLC bank term loan FRN
6 3/4s, 2013	1,901,683	1,865,551
Atlantic Broadband Finance, LLC bank term loan FRN
2.55s, 2011	70,719	69,375
CCO Holdings, LLC / CCO Holdings Capital Corp. bank
term loan FRN Ser. D, 3.0378s, 2014	1,000,000	894,000
Cebridge Connections, Inc. bank term loan FRN Ser. B,
2.2915s, 2013	2,431,627	2,317,428
Charter Communications, Inc. bank term loan FRN 2.3s,
2014	321,463	297,175
Charter Communications, Inc. bank term loan FRN Ser.
C, 3.55s, 2016	2,609,509	2,412,345
Digicel Group, Ltd. bank term loan FRN 2.8125s, 2012
(Jamaica)	1,333,400	1,296,732
Insight Midwest, LP bank term loan FRN Ser. B,
2.0351s, 2014	1,000,000	944,286
Integra Telecom Holdings, Inc. bank term loan FRN
Ser. B, 9 1/4s, 2015	2,000,000	1,988,334
Intelsat Corp. bank term loan FRN Ser. B2-B, 2.7915s,
2011	241,751	230,301
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.7915s,
2013	241,825	230,372
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.7915s,
2013	241,751	230,301
Intelsat Jackson Holdings SA bank term loan FRN
3.2915s, 2014 (Luxembourg)	625,000	571,563
Intelsat Subsidiary Holding Co. bank term loan FRN
Ser. B, 2.7915s, 2013 (Bermuda)	1,591,900	1,528,224
Level 3 Communications, Inc. bank term loan FRN
2.5478s, 2014	1,362,000	1,224,341
Level 3 Financing, Inc. bank term loan FRN Ser. B,
8.9556s, 2014	1,200,000	1,285,500
Mediacom Broadband, LLC bank term loan FRN Ser. F,
4 1/2s, 2017	3,000,000	2,944,500
MetroPCS Wireless, Inc. bank term loan FRN 2.5845s,
2013	1,412,312	1,352,289
Skype Technologies SA bank term loan FRN Ser. B, 7s,
2015 (Luxembourg)	2,000,000	1,960,000
West Corp. bank term loan FRN Ser. B2, 2.7529s, 2013	2,827,839	2,646,385
		26,289,002

Consumer (1.5%)
Jarden Corp. bank term loan FRN Ser. B1, 2.0401s, 2012	1,449,142	1,429,216
Jarden Corp. bank term loan FRN Ser. B2, 2.0401s, 2012	626,657	613,811
Reynolds Consumer Products, Inc. bank term loan FRN
Ser. B, 6 1/4s, 2015	1,947,750	1,941,907
Yankee Candle Co., Inc. bank term loan FRN 2.36s, 2014	1,502,712	1,438,163
		5,423,097

Consumer cyclicals (0.8%)
Aramark Corp. bank term loan FRN Ser. B2, 3.5401s,
2016	1,726,477	1,670,907
Aramark Corp. bank term loan FRN Ser. C, 0.1415s, 2016	113,542	109,887
Hanesbrands, Inc. bank term loan FRN 5 1/4s, 2015	1,280,537	1,279,818
		3,060,612

Consumer staples (7.3%)
Claire's Stores, Inc. bank term loan FRN 3.0401s, 2014	2,567,906	2,154,635
Dave & Buster's, Inc. bank term loan FRN Ser. B, 6s,
2016	1,500,000	1,477,500
Dean Foods Co. bank term loan FRN Ser. B, 1.675s, 2014	1,485,295	1,422,170
Dole Food Co., Inc. bank term loan FRN Ser. B,
5.0417s, 2017	847,059	845,994
Dole Food Co., Inc. bank term loan FRN Ser. C,

5.0051s, 2017	2,103,882	2,101,238
Dole Food Co., Inc. bank term loan FRN Ser. C,
0.2381s, 2013	198,010	197,762
Hertz Corp. (The) bank term loan FRN Ser. B, 2.0924s,
2012	835,372	795,691
Hertz Corp. (The) bank term loan FRN Ser. C, 0.271s,
2012	154,108	146,787
NPC International, Inc. bank term loan FRN Ser. B,
2.0801s, 2013	842,376	808,681
Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 2.7777s, 2014	3,571,826	3,353,691
Prestige Brands, Inc. bank term loan FRN 4 3/4s, 2015	2,000,000	1,985,000
Revlon Consumer Products bank term loan FRN 6s, 2015	2,135,000	2,077,178
Rite-Aid Corp. bank term loan FRN 9 1/2s, 2015	548,076	555,783
Rite-Aid Corp. bank term loan FRN 6s, 2014	986,467	943,309
Rite-Aid Corp. bank term loan FRN Ser. B, 2.0829s, 2014	1,523,537	1,344,521
Spectrum Brands, Inc. bank term loan FRN Ser. C,
1 1/2s, 2013	147,162	146,463
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
8.0002s, 2013	2,853,998	2,840,441
Supervalu, Inc. bank term loan FRN Ser. B, 1.6041s,
2012	756,478	725,462
Supervalu, Inc. bank term loan FRN Ser. B2, 3.1041s,
2015	1,339,950	1,310,360
Wendy's/Arby's Resturants, LLC bank term loan FRN 5s,
2017	2,000,000	1,995,000
		27,227,666

Energy (3.2%)
Aquilex Holdings, LLC / Aquilex Finance Corp. bank
term loan FRN 6 1/4s, 2016	1,000,000	997,917
Atlas Pipeline Partners LP bank term loan FRN Ser. B,
6 3/4s, 2014	1,204,347	1,196,317
Dresser, Inc. bank term loan FRN 2.6951s, 2014	1,983,842	1,851,916
Energy Solutions, Inc. bank term loan FRN Ser. A,
0.35s, 2013	69,338	67,778
EPCO Holdings, Inc. bank term loan FRN Ser. A,
1.3453s, 2012	2,325,000	2,208,750
Helix Energy Solutions Group, Inc. bank term loan FRN
Ser. B, 2.5702s, 2013	365,340	347,530
Hercules Offshore, Inc. bank term loan FRN Ser. B, 6s,
2013	1,345,693	1,263,270
MEG Energy Corp. bank term loan FRN 6s, 2016 (Canada)	3,122,954	3,077,087
Targa Resources, Inc. bank term loan FRN 6s, 2016	962,644	960,719
		11,971,284

Entertainment (2.6%)
AMC Entertainment, Inc. bank term loan FRN 2.0953s,
2013	2,046,287	1,943,972
Cinemark USA, Inc. bank term loan FRN 3.5865s, 2013	1,091,862	1,050,918
Regal Cinemas Corp. bank term loan FRN 3.792s, 2016	752,219	746,416
Six Flags Theme Parks bank term loan FRN 9 1/4s, 2016	1,250,000	1,254,688
Six Flags Theme Parks bank term loan FRN Ser. B, 6s,
2016	1,510,000	1,500,013
Universal City Development Partners, Ltd. bank term
loan FRN Ser. B, 5.5025s, 2014	3,266,813	3,251,132
		9,747,139

Financials (2.2%)
American General Finance Corp. bank term loan FRN
7 1/4s, 2015	3,040,000	2,942,720
Capital Automotive LP bank term loan FRN Ser. C,
2.78s, 2012	1,324,336	1,218,058
CB Richard Ellis Services, Inc. bank term loan FRN
Ser. B, 6s, 2013	1,358,021	1,352,079
HUB International Holdings, Inc. bank term loan FRN
6 3/4s, 2014	653,715	636,555
Nuveen Investments, Inc. bank term loan FRN Ser. B,
3.3247s, 2014	2,215,680	1,877,392
		8,026,804

Gaming and lottery (4.7%)
Ameristar Casions, Inc. bank term loan FRN Ser. B,
3.5553s, 2012	2,000,000	1,976,666
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	2,683,266	2,629,043
Chester Down & Marina, LLC bank term loan FRN 12 3/8s,
2016	962,500	955,281
Golden Nugget, Inc. bank term loan FRN Ser. DD,
3.3651s, 2014	531,773	419,835
Golden Nugget, Inc. bank term loan FRN Ser. B, 3.36s,
2014	934,189	737,542
Green Valley Ranch Gaming, LLC. bank term loan FRN
Ser. B, 4 1/4s, 2014 (In default) (NON)	1,694,834	1,280,659
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B, 7.8155s, 2016	234,413	234,575
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B1, 3.3158s, 2015	815,003	681,292
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.3158s, 2015	1,000,000	834,286
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B3, 3.3155s, 2015	1,429,415	1,191,179
Isle of Capri Casinos, Inc. bank term loan FRN 5s, 2013	1,645,741	1,570,141
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
5s, 2013	509,754	486,337

Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
5s, 2013	658,297	628,056
Las Vegas Sands, LLC bank term loan FRN Ser. B, 2.05s,
2014	992,347	881,062
MGM Mirage bank term loan FRN Ser. E, 7s, 2014	1,000,000	834,643
Penn National Gaming, Inc. bank term loan FRN Ser. B,
2.0907s, 2012	2,066,096	2,004,113
		17,344,710

Health care (10.0%)
Alliance Healthcare Services, Inc. bank term loan FRN
5 1/2s, 2016	1,995,000	1,978,376
Ardent Health Systems bank term loan FRN Ser. B,
6 1/2s, 2016	2,700,000	2,639,250
Biomet, Inc. bank term loan FRN Ser. B, 3.287s, 2015	2,888,609	2,808,089
Community Health Systems, Inc. bank term loan FRN
Ser. B, 2.7875s, 2014	3,844,461	3,594,090
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 2.7878s, 2014	181,997	170,145
DaVita, Inc. bank term loan FRN Ser. B1, 1.8345s, 2012	2,000,000	1,951,112
HCA, Inc. bank term loan FRN Ser. B, 2.5401s, 2013	2,672,010	2,525,049
Health Management Associates, Inc. bank term loan FRN
2.0401s, 2014	1,000,000	937,917
Healthsouth Corp. bank term loan FRN 4.0103s, 2014	815,157	794,268
Healthsouth Corp. bank term loan FRN Ser. B, 2.5103s,
2013	990,418	952,245
IASIS Healthcare Corp. bank term loan FRN Ser. DD,
2.3541s, 2014	359,454	338,785
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. C, 7.62s, 2014	97,562	91,952
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 5.5878s, 2014 (PIK)	514,037	466,489
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.3541s, 2014	1,038,618	978,897
IMS Health, Inc. bank term loan FRN Ser. B, 5 1/4s,
2016	2,970,720	2,944,108
Mylan, Inc./PA bank term loan FRN Ser. B, 3.5625s, 2014	1,747,097	1,733,508
Psychiatric Solutions, Inc. bank term loan FRN Ser. B,
2.1964s, 2012	1,964,170	1,935,526
Select Medical Corp. bank term loan FRN Ser. B,
2.4841s, 2012	1,687,317	1,620,528
Sun Healthcare Group, Inc. bank term loan FRN Ser. C,
0.1901s, 2014	267,062	254,243
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
2.3743s, 2014	1,199,848	1,142,255
Surgical Care Affiliates, Inc. bank term loan FRN
Ser. B, 2.2901s, 2014	1,643,871	1,520,580
United Surgical Partners International, Inc. bank term
loan FRN 2.3356s, 2014	1,079,301	1,006,448
Vanguard Health Systems, Inc. bank term loan FRN 5s,
2016	3,000,000	2,959,500
Warner Chilcott Corp. bank term loan FRN Ser. A,
5 1/2s, 2014	773,771	772,452
Warner Chilcott Corp. bank term loan FRN Ser. B1,
5 3/4s, 2015	356,133	355,391
Warner Chilcott Corp. bank term loan FRN Ser. B3,
5 3/4s, 2015	277,070	276,585
Warner Chilcott, Co. LLC bank term loan FRN Ser. B2,
5 3/4s, 2015 (Puerto Rico)	593,026	591,791
		37,339,579

Homebuilding (0.9%)
Realogy Corp. bank term loan FRN Ser. C, 0.081s, 2013	811,493	684,089
Realogy Corp. bank term loan FRN Ser. B, 3.2915s, 2013	3,014,117	2,540,901
		3,224,990

Household furniture and appliances (0.4%)
National Bedding Co. bank term loan FRN 2.3125s, 2011	1,715,485	1,647,938
		1,647,938

Media (2.3%)
Affinion Group, Inc. bank term loan FRN 5s, 2016	3,000,000	2,868,750
Nielsen Finance LLC/Nielsen Finance Co. bank term loan
FRN Ser. TB, 4.0471s, 2016	2,426,624	2,335,626
Nielsen Finance LLC/Nielsen Finance Co. bank term loan
FRN Ser. TA, 2.2971s, 2013	858,867	801,108
QVC, Inc. bank term loan FRN 5.8413s, 2014	499,631	498,069
TWCC Holdings Corp. bank term loan FRN Ser. B, 5s, 2015	1,968,594	1,962,688
		8,466,241

Publishing (3.8%)
Cenveo, Inc. bank term loan FRN Ser. C, 4.771s, 2013	1,011,539	1,001,424
Cenveo, Inc. bank term loan FRN Ser. DD, 4.771s, 2013	37,327	36,954
Dex Media West, LLC bank term loan FRN Ser. A, 7 1/2s,
2014	1,098,313	1,008,251
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.59s, 2014	174,632	79,185
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.36s, 2014	2,688,898	1,219,249
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.3416s, 2014	1,003,320	454,944
Quad/Graphics, Inc. bank term loan FRN 5 1/2s, 2016 (U)	1,500,000	1,449,375
R.H. Donnelley, Inc. bank term loan FRN Ser. B,

9 1/4s, 2014	173,672	162,962
Supermedia, Inc. bank term loan FRN 11s, 2015	2,800,000	2,367,000
Thomas Learning bank term loan FRN Ser. B, 2.79s, 2014	4,125,061	3,561,990
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	4,264,063	2,609,073
		13,950,407

Retail (4.2%)
Bass Pro Group, LLC bank term loan FRN Ser. B,
5.0563s, 2015	1,720,000	1,710,282
Burlington Coat Factory Warehouse Corp. bank term loan
FRN Ser. B, 2.6655s, 2013	2,925,489	2,685,181
Dollar General Corp. bank term loan FRN Ser. B1,
3.0948s, 2014	2,475,717	2,378,224
J Crew Operating Corp. bank term loan FRN Ser. B,
2.0625s, 2013	69,093	65,638
Michaels Stores, Inc. bank term loan FRN Ser. B1,
2.6932s, 2013	3,268,057	2,972,765
Neiman Marcus Group, Inc. (The) bank term loan FRN
Ser. B, 2.2542s, 2013	3,307,650	3,016,852
Toys R Us, Inc. bank term loan FRN 4.5953s, 2012	3,000,000	2,956,125
		15,785,067

Technology (5.2%)
Ceridian Corp. bank term loan FRN 3.3453s, 2014	1,486,919	1,363,319
Compucom Systems, Inc. bank term loan FRN 3.86s, 2014	532,520	503,231
First Data Corp. bank term loan FRN Ser. B1, 3.0872s,
2014	2,904,131	2,446,731
First Data Corp. bank term loan FRN Ser. B3, 3.0323s,
2014	1,805,483	1,519,867
Flextronics International, Ltd. bank term loan FRN
Ser. B, 2.5528s, 2014 (Singapore)	236,133	219,367
Flextronics International, Ltd. bank term loan FRN
Ser. B, 2.5417s, 2014 (Singapore)	821,742	763,399
Freescale Semiconductor, Inc. bank term loan FRN
4.5277s, 2016	3,955,687	3,482,409
Intersil Corp. bank term loan FRN 4.7519s, 2016	2,000,000	1,992,500
MSCI, Inc. bank term loan FRN 4 3/4s, 2016	2,000,000	1,996,666
SunGard Data Systems, Inc. bank term loan FRN 2.0471s,
2014	170,160	161,886
SunGard Data Systems, Inc. bank term loan FRN Ser. B,
3.9913s, 2016	3,527,968	3,425,413
Telecordia Technologies, Inc. bank term loan FRN
6 3/4s, 2016	1,625,000	1,596,563
		19,471,351

Textiles (0.9%)
Levi Strauss & Co. bank term loan FRN 2.5953s, 2014	1,400,000	1,308,125
Phillips-Van Heusen Corp. bank term loan FRN Ser. B,
4 3/4s, 2016	2,000,000	1,999,062
		3,307,187

Transportation (0.8%)
Swift Transportation Co., Inc. bank term loan FRN
8 1/4s, 2014	3,152,603	2,914,188
		2,914,188

Utilities and power (3.7%)
Calpine Corp. bank term loan FRN Ser. B, 3.165s, 2014	3,003,700	2,816,909
Dynegy Holdings, Inc. bank term loan FRN 4.11s, 2013	230,734	219,486
Dynegy Holdings, Inc. bank term loan FRN Ser. C,
4.11s, 2013	2,587,970	2,461,807
Mirant North America, LLC. bank term loan FRN 2.1041s,
2013	1,685,001	1,633,248
NRG Energy, Inc. bank term loan FRN 2.0539s, 2014	1,776,988	1,704,697
NRG Energy, Inc. bank term loan FRN Ser. C, 0.1901s,
2014	1,173,064	1,125,341
Reliant Energy, Inc. bank term loan FRN Ser. C,
0.2777s, 2014	1,000,000	977,000
TXU Energy Corp. bank term loan FRN Ser. B2, 3.9692s,
2014	2,877,751	2,210,728
TXU Energy Corp. bank term loan FRN Ser. B3, 3.797s,
2014	992,366	757,920
		13,907,136

Total senior loans (cost $314,452,220)		$310,742,642

CORPORATE BONDS AND NOTES (11.5%)(a)
	Principal amount	Value

Basic materials (1.4%)
Builders FirstSource, Inc. 144A company guaranty sr.
notes FRN 13s, 2016	$400,000	$408,000
FMG Finance Pty Ltd. 144A sr. notes FRN 4.252s, 2011
(Australia)	1,000,000	987,500
Lyondell Chemical Co. sr. notes 11s, 2018	998,000	1,057,880
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012	1,000,000	1,022,500
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)	1,000,000	1,175,514
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
notes 11 1/2s, 2014	499,000	532,683
		5,184,077

Capital goods (1.2%)
Berry Plastics Corp. company guaranty sr. notes FRN
5.053s, 2015	3,000,000	2,812,500
General Cable Corp. company guaranty sr. unsec. unsub.
notes FRN 2.666s, 2015	740,000	658,600
Ryerson Tull, Inc. company guaranty sr. notes FRN
7.719s, 2014	1,000,000	931,250
		4,402,350

Communication services (1.4%)
iPCS, Inc. company guaranty sr. notes FRN 2.469s, 2013	1,440,000	1,324,800
Level 3 Financing, Inc. 144A company guaranty FRN
4.14s, 2015	1,000,000	770,000
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	1,000,000	957,500
Qwest Corp. sr. notes FRN 3.507s, 2013	1,250,000	1,228,125
Windstream Corp. company guaranty 8 1/8s, 2013	1,000,000	1,010,000
		5,290,425

Consumer cyclicals (2.6%)
Aramark Corp. company guaranty sr. unsec. notes FRN
3.844s, 2015	500,000	470,000
Echostar DBS Corp. company guaranty 7s, 2013	1,000,000	1,015,000
Federated Retail Holdings, Inc. company guaranty sr.
unsec. notes 5.35s, 2012	1,000,000	1,020,000
Ford Motor Credit Co., LLC sr. unsec. FRN 3.048s, 2012	2,200,000	2,090,227
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 3.831s, 2014	1,045,000	977,075
Harry & David Operations Corp. company guaranty sr.
unsec. notes FRN 5.252s, 2012	500,000	301,250
Host Marriott LP sr. notes 7 1/8s, 2013 (R)	1,000,000	1,000,000
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	147,000	146,265
Seminole Hard Rock Entertainment, Inc. 144A sr. notes
FRN 2.757s, 2014	1,090,000	937,400
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. notes
11s, 2013	1,506,666	1,566,933
		9,524,150

Consumer staples (0.5%)
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. FRN 2.936s, 2014	1,000,000	880,000
Libbey Glass, Inc. 144A sr. notes 10s, 2015	1,000,000	1,037,500
		1,917,500

Energy (1.6%)
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013	1,000,000	987,500
Forest Oil Corp. sr. notes 8s, 2011	650,000	676,000
Massey Energy Co. company guaranty sr. unsec. notes
6 7/8s, 2013	1,000,000	960,000
OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)	1,595,000	1,602,975
SandRidge Energy, Inc. company guaranty sr. unsec.
unsub. FRN 3.916s, 2014	1,425,000	1,245,037
Whiting Petroleum Corp. company guaranty 7s, 2014	500,000	503,125
		5,974,637

Financials (0.7%)
American General Finance Corp. sr. unsec. notes FRN
Ser. MTN, 0.507s, 2011	1,000,000	866,505
CIT Group, Inc. sr. bond 7s, 2013	1,000,000	962,500
GMAC, LLC company guaranty sr. unsec. unsub. notes FRN
2.452s, 2014	1,000,000	821,489
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.311s, 2014	190,000	152,000
		2,802,494

Health care (0.9%)
DaVita, Inc. company guaranty 6 5/8s, 2013	778,000	772,165
Elan Finance PLC/Elan Finance Corp. company guaranty
sr. unsec. notes FRN 4.436s, 2011 (Ireland)	1,000,000	975,000
HCA, Inc. sr. sec. notes 9 1/8s, 2014	1,000,000	1,052,500
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.643s, 2012 (PIK)	771,000	686,190
		3,485,855

Technology (0.6%)
National Semiconductor Corp. sr. unsec. notes FRN
0.507s, 2010	800,000	799,880
NXP BV/NXP Funding, LLC company guaranty sr. sec.
notes FRN Ser. EXCH, 3.053s, 2013 (Netherlands)	1,500,000	1,293,750
		2,093,630

Utilities and power (0.6%)
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	421,000	427,315
El Paso Corp. sr. unsec. notes 7 3/4s, 2010	1,000,000	1,000,000
Ipalco Enterprises, Inc. sr. sec. notes 8 5/8s, 2011	705,000	734,963
		2,162,278

Total corporate bonds and notes (cost $43,705,398)		$42,837,396

COMMON STOCKS (0.5%)(a)
	Shares	Value

LyondellBasell Industries NV Class A (Netherlands)
(NON)	54,953	$976,515
LyondellBasell Industries NV Class B (Netherlands)
(NON)	50,281	889,974

Total common stocks (cost $1,975,652)		$1,866,489

CONVERTIBLE BONDS AND NOTES (0.3%)(a)
	Principal amount	Value

Penn Virginia Corp. cv. sr. unsec. sub. notes 4 1/2s,
2012	$1,000,000	$956,250

Total convertible bonds and notes (cost $955,775)		$956,250

SHORT-TERM INVESTMENTS (7.9%)(a)
Principal amount/shares		Value

U.S. Treasury Bills for an effective yield of 0.30%,
November 18, 2010 (SEGSF)	$120,000	$119,775
U.S. Treasury Bills for an effective yield of 0.23%,
August 26, 2010	39,000	38,982
Putnam Money Market Liquidity Fund - 0.24% (e)	29,124,684	29,124,684

Total short-term investments (cost $29,283,495)		$29,283,441

TOTAL INVESTMENTS

Total investments (cost $390,372,540)(b)		$385,686,218

CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/10 (Unaudited)
		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
DJ LCDX NA Series 13
Version 1 Index	B+	$(105,000)	$3,000,000	12/20/14	500 bp	$(45,822)

Total						$(45,822)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Key to holding's abbreviations

FRN Floating Rate Notes
MTN Medium Term Notes

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2010 through May 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $371,863,655.

(b) The aggregate identified cost on a tax basis is $391,016,996, resulting in gross unrealized appreciation and depreciation of $7,903,920 and $13,234,698, respectively, or net unrealized depreciation of $5,330,778.

(NON) Non-income-producing security.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEGSF) This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $16,321 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $71,803,511 and $60,344,948, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

(U) These securities, in part or in entirety, represents unfunded loan commitments. As of the close of the reporting period, the fund had unfunded loan commitments of $3,890,000, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Quad/Graphics, Inc.	$1,500,000
Smurfit-Stone Container Enterprises, Inc.	2,390,000

Totals	$3,890,000

At the close of the reporting period, liquid assets totaling $3,000,000 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The fund had an average notional amount of approximately $2,300,000 on credit default swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $30,994 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $19,978.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$1,866,489	$--	$--

Total common stocks	1,866,489	--	--

Convertible bonds and notes	--	956,250	--

Corporate bonds and notes	--	42,837,396	--

Senior loans	--	310,742,642	--

Short-term investments	29,124,684	158,757	--

Totals by level	$30,991,173	$354,695,045	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Credit default contracts	$--	$59,178	$--

Totals by level	$--	$59,178	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$59,178	$--

Total	$59,178	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: July 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2010

Date of reporting period: May 31, 2010

Item 1. Schedule of Investments:

Putnam Emerging Markets Equity Fund

The fund's portfolio
5/31/10 (Unaudited)

COMMON STOCKS (96.2%)(a)
	Shares	Value

Agriculture (--%)
China Green Holdings, Ltd. (China)	9,000	$8,998
		8,998

Airlines (0.9%)
Copa Holdings SA Class A (Panama)	5,626	286,926
		286,926

Automotive (2.4%)
Dongfeng Motor Group Co., Ltd. (China)	218,000	250,298
Ford Otomotiv Sanayi AS (Turkey)	42,738	273,151
Tofas Turk Otomobil Fabrikasi AS (Turkey)	74,153	254,981
		778,430

Banking (21.9%)
Banco Bradesco SA ADR (Brazil)	27,421	448,059
Banco Santander Brasil SA ADS (Brazil)	51,889	540,683
Bank Mandiri Persero Tbk PT (Indonesia)	381,500	210,291
Bank of Baroda (India)	21,324	324,289
Bank Rakyat Indonesia (Indonesia)	350,000	316,427
China Construction Bank Corp. (China)	1,186,000	949,509
Credicorp, Ltd. (Peru)	2,861	252,598
FirstRand, Ltd. (South Africa)	108,519	278,337
Grupo Financiero Banorte SA de CV (Mexico)	83,995	322,736
ICICI Bank, Ltd. (India) (NON)	16,866	312,741
Industrial & Commercial Bank of China (China)	1,222,000	899,035
Itau Unibanco Banco Multiplo SA ADR (Preference)
(Brazil)	25,674	472,658
Sberbank RF (Russia)	208,982	479,609
Shinhan Financial Group Co., Ltd. (South Korea)	18,510	652,849
Standard Bank Investment Corp., Ltd. (South Africa)	30,919	432,630
Turkiye Garanti Bankasi AS (Turkey)	28,990	125,124
		7,017,575

Beverage (1.2%)
Fomento Economico Mexicano SA de CV ADR (Mexico)	9,059	382,109
		382,109

Biotechnology (0.2%)
Sinovac Biotech, Ltd. (China) (NON)	13,821	55,837
		55,837

Coal (1.5%)
China Shenhua Energy Co., Ltd. (China)	124,000	494,453
		494,453

Computers (0.8%)
Wistron Corp. (Taiwan)	150,000	245,412
		245,412

Construction (0.9%)
China Shanshui Cement Group, Ltd. (China)	577,000	281,350
		281,350

Consumer finance (1.2%)
African Bank Investments, Ltd. (South Africa)	95,299	396,905
		396,905

Consumer goods (0.8%)
Oriflame Cosmetics SA SDR (Russia)	4,944	244,719
		244,719

Consumer staples (0.8%)
Kimberly-Clark de Mexico SAB de CV Class A (Mexico)	45,968	248,787
		248,787

Electric utilities (3.1%)
Companhia Energetica de Minas Gerais - CEMIG SA ADR
(Brazil)	20,976	301,425
Enersis SA ADR (Chile)	16,442	309,932
Tenaga Nasional Berhad (Malaysia)	147,300	367,859
		979,216

Electronics (8.0%)
Compal Electronics, Inc. (Taiwan)	122,000	147,703
Coretronic Corporation (Taiwan)	239,000	351,586

Hon Hai Precision Industry Co., Ltd. (Taiwan)	50,100	197,554
LG Display Co., Ltd. (South Korea)	4,280	154,833
LG Electronics, Inc. (South Korea)	1,957	165,790
Samsung Electronics Co., Ltd. (South Korea)	1,687	1,090,440
Tripod Technology Corp. (Taiwan)	87,000	315,893
United Microelectronics Corp. (Taiwan) (NON)	276,000	122,932
		2,546,731

Energy (other) (1.5%)
First Solar, Inc. (NON)	1,976	222,023
JA Solar Holdings Co., Ltd. ADR (China) (NON)	50,500	245,935
		467,958

Engineering and construction (0.8%)
Daelim Industrial Co. (South Korea)	5,362	249,443
		249,443

Financial (0.6%)
Woori Finance Holdings Co., Ltd. (South Korea)	15,420	197,605
		197,605

Food (0.9%)
Zhongpin, Inc. (China) (NON)	23,800	289,408
		289,408

Forest products and packaging (1.1%)
Suzano Papel e Celulose SA (Preference) (Brazil)	42,075	366,222
		366,222

Insurance (1.3%)
Ping An Insurance (Group) Co., of China, Ltd. (China)	51,500	417,246
		417,246

Machinery (3.3%)
China National Materials Co., Ltd. (China)	833,000	475,847
International Mining Machinery Holdings, Ltd. (China)
(NON)	519,000	233,693
Lonking Holdings, Ltd. (China)	462,000	283,936
Shanghai Prime Machinery Co., Ltd. Class H (China)	390,000	64,305
		1,057,781

Metals (8.4%)
Anglo Platinum Ltd. (NON)	2,697	271,525
Eurasian Natural Resources Corp. (United Kingdom)	22,790	329,731
Korea Zinc Co., Ltd. (South Korea)	1,398	226,416
Mechel ADR (Russia)	13,509	293,010
POSCO (South Korea)	377	147,019
Sterlite Industries (India), Ltd. (India)	17,996	263,166
Sterlite Industries (India), Ltd. ADR (India)	15,759	224,723
United Co., RUSAL PLC (Russia) (NON)	72,000	67,354
Vale SA ADR (Brazil)	17,400	473,106
Vale SA ADR (Preference) (Brazil)	17,254	397,705
		2,693,755

Oil and gas (10.4%)
China Petroleum & Chemical Corp. (China)	316,000	249,188
CNOOC, Ltd. (China)	411,000	643,444
Gazprom (Russia) (NON)	108,965	542,587
Gazprom OAO ADR (Russia)	11,877	243,226
KazMunaiGas Exploration Production GDR (Kazakhstan)	13,687	292,244
Petroleo Brasileiro SA ADR (Brazil)	23,521	837,818
Petroleo Brasileiro SA ADR (Preference) (Brazil)	16,498	510,943
		3,319,450

Real estate (5.0%)
Aldar Properties PJSC (United Arab Emirates) (NON)	288,097	251,963
China Resources Land, Ltd. (China)	132,000	245,218
Corporacion GEO SAB de CV Ser. B (Mexico) (NON)	101,200	279,019
E-House China Holdings, Ltd. ADS (China)	16,500	240,405
Guangzhou R&F Properties Co., Ltd. (China)	206,800	265,959
PDG Realty SA Empreendimentos e Participacoes (Brazil)	38,032	326,842
		1,609,406

Retail (5.4%)
CJ Home Shopping Co., Ltd. (South Korea) (NON)	2,051	152,423
Grupo Comercial Chedraui SA de CV (Mexico) (NON)	52,678	141,574
Hyundai Department Store Co., Ltd. (South Korea)	3,341	283,835
Intime Department Store Group Co., Ltd. (China)	250,000	214,200
JD Group, Ltd. (South Africa)	66,477	356,063
JHSF Participacoes SA (Brazil)	188,438	251,216
Woolworths Holdings, Ltd. (South Africa)	103,614	314,281
		1,713,592

Semiconductor (4.7%)
Advanced Semiconductor Engineering Inc. (Taiwan)	294,000	245,253
Macronix International Co., Ltd. (Taiwan)	535,000	343,579

Powertech Technology, Inc. (Taiwan)	84,000	249,580
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	364,889	666,384
		1,504,796

Software (1.2%)
HCL Technologies, Ltd. (India)	47,486	383,132
		383,132

Telecommunications (5.7%)
America Movil SAB de CV ADR Ser. L (Mexico)	5,948	281,578
China Mobile, Ltd. (China)	63,000	586,774
Mobile Telesystems ADR (Russia)	16,042	308,488
Vivo Participacoes SA ADR (Brazil)	16,502	450,835
XL Axiata Tbk PT (Indonesia) (NON)	505,000	186,867
		1,814,542

Textiles (1.0%)
Top Glove Corp Bhd (Malaysia)	83,300	310,329
		310,329

Trucks and parts (1.2%)
Hyundai Mobis (South Korea)	2,300	376,992
		376,992
Total common stocks (cost $31,055,443)		$30,739,105

INVESTMENT COMPANIES (0.5%)(a)
	Shares	Value

iPath MSCI India Index ETN	2,506	$152,415

Total investment companies (cost $135,507)		$152,415

SHORT-TERM INVESTMENTS (2.4%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund - 0.24% (e)	761,466	$761,466

Total short-term investments (cost $761,466)		$761,466

TOTAL INVESTMENTS

Total investments (cost $31,952,416) (b)		$31,652,986

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 5/31/10 (Unaudited)
		Fixed payments	Total return
Swap	Termination	received (paid) by	received by	Unrealized
counterparty Units	date	fund per annum	or paid by fund	depreciation

UBS, AG
567	7/6/10	(3 month USD-	MSCI 10 year	$(18,187)
		LIBOR-BBA)	Total Return Net
			Emerging Markets
			India USD Index

Total				$(18,187)

Key to holding's abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares
ETN	Exchange Traded Notes
GDR	Global Depository Receipts
PJSC	Public Joint Stock Company
SDR	Swedish Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2009 through May 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $31,961,252.

(b) The aggregate identified cost on a tax basis is $32,106,022, resulting in gross unrealized appreciation and depreciation of $1,799,421 and $2,252,457, respectively, or net unrealized depreciation of $453,036.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,483 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $21,104,531 and $20,988,157, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

At the close of the reporting period, liquid assets totaling $18,570 have been segregated to cover certain derivatives contracts.

ADR, ADS, SDR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

China	23.4%
Brazil	17.0
South Korea	11.7
Taiwan	9.1
Russia	6.9
South Africa	5.6
Mexico	5.2
India	4.8
United States	4.4
Indonesia	2.3
Malaysia	2.1
Turkey	2.1
United Kingdom	1.0
Chile	1.0
Kazakhstan	0.9
Panama	0.9
Peru	0.8
United Arab Emirates	0.8

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $18,187 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$1,754,766	$1,595,559	$--

	Capital goods	--	1,684,216	--

	Communication services	1,040,901	773,641	--

	Consumer cyclicals	392,790	2,409,561	--

	Consumer staples	920,304	244,719	--

	Energy	1,816,719	2,465,142	--

	Financial	2,883,000	6,755,737	--

	Health care	55,837	--	--

	Technology	--	4,680,071	--

	Transportation	286,926	--	--

	Utilities and power	611,357	367,859	--

Total common stocks		9,762,600	20,976,505	--

Investment companies		152,415	--	--

Short-term investments		761,466	--	--

Totals by level		$10,676,481	$20,976,505	$--

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Total return swap contracts		$--	$(18,187)	$--

Totals by level		$--	$(18,187)	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$--	$18,187

Total	$--	$18,187

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: July 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2010

Date of reporting period: May 31, 2010

Item 1. Schedule of Investments:

Putnam Global Consumer Fund

The fund's portfolio
5/31/10 (Unaudited)

COMMON STOCKS (97.7%)(a)
	Shares	Value

Automotive (8.3%)
Dongfeng Motor Group Co., Ltd. (China)	72,000	$82,667
Fiat SpA (Italy)	10,224	109,509
Honda Motor Co., Ltd. (Japan)	9,000	273,443
Nissan Motor Co., Ltd. (Japan) (NON)	24,000	172,678
Porsche Automobil Holding SE (Preference) (Germany)	2,615	113,891
Renault SA (France) (NON)	1,598	57,141
		809,329

Beverage (10.1%)
Anheuser-Busch InBev NV (Belgium)	3,903	187,022
Britvic PLC (United Kingdom)	18,119	120,597
Carlsberg A/S Class B (Denmark)	1,506	113,933
Coca-Cola Co. (The)	3,300	169,620
Coca-Cola Enterprises, Inc.	5,800	151,380
Molson Coors Brewing Co. Class B	1,300	53,352
PepsiCo, Inc.	3,344	210,304
		1,006,208

Broadcasting (2.2%)
Gestevision Telecinco SA (Spain)	8,974	91,200
ITV PLC (United Kingdom) (NON)	70,939	57,229
Liberty Media Corp. - Starz Ser. A (NON)	1,396	73,039
		221,468

Cable television (4.0%)
British Sky Broadcasting Group PLC (United Kingdom)	13,409	111,573
DIRECTV Class A (NON)	6,465	243,666
Virgin Media, Inc.	2,600	42,016
		397,255

Commercial and consumer services (2.1%)
Compass Group PLC (United Kingdom)	17,012	131,497
Priceline.com, Inc. (NON)	400	76,464
		207,961

Conglomerates (--%)
Vivendi SA (France)	14	303
		303

Consumer (1.5%)
Christian Dior SA (France)	1,550	147,600
		147,600

Consumer goods (6.0%)
Henkel AG & Co. KGaA (Germany)	2,894	134,336
Oriflame Cosmetics SA SDR (Russia)	1,301	64,397
Procter & Gamble Co. (The)	3,259	199,092
Reckitt Benckiser Group PLC (United Kingdom)	4,162	195,097
		592,922

Consumer services (0.6%)
Rakuten, Inc. (Japan)	80	56,008
		56,008

Electronics (0.8%)
Skyworth Digital Holdings, Ltd. (China)	106,000	82,207
		82,207

Food (10.6%)
Campbell Soup Co.	3,300	118,173
Dean Foods Co. (NON)	4,400	46,860
General Mills, Inc.	1,400	99,722
Kellogg Co.	1,526	81,534
Kerry Group PLC Class A (Ireland)	3,446	94,215
Mead Johnson Nutrition Co. Class A	1,900	93,708
Nestle SA (Switzerland)	8,424	380,877
Perdigao SA (Brazil)	5,794	74,562
Toyo Suisan Kaisha, Ltd. (Japan)	3,000	65,482
		1,055,133

Homebuilding (1.0%)
Daito Trust Construction Co., Ltd. (Japan)	1,500	75,513
Toll Brothers, Inc. (NON)	1,335	28,128
		103,641

Lodging/Tourism (2.5%)
TUI Travel PLC (United Kingdom)	21,609	74,158
Wyndham Worldwide Corp.	7,278	171,761
		245,919

Media (4.6%)
Time Warner, Inc.	7,220	223,748
Viacom, Inc. Class B (NON)	3,174	106,678
WPP PLC (United Kingdom)	13,318	126,119
		456,545

Publishing (3.3%)
Daily Mail and General Trust PLC Class A (United
Kingdom)	12,638	88,968
R. R. Donnelley & Sons Co.	4,400	84,304
Schibsted ASA (Norway)	4,400	87,325
United Business Media PLC (United Kingdom)	8,743	64,419
		325,016

Restaurants (2.3%)
McDonald's Corp.	3,459	231,303
		231,303

Retail (22.6%)
Amazon.com, Inc. (NON)	1,300	163,098
Costco Wholesale Corp.	2,523	146,965
Dick's Sporting Goods, Inc. (NON)	3,700	105,487
Grupo Comercial Chedraui SA de CV (Mexico) (NON)	26,861	72,190
Kingfisher PLC (United Kingdom)	28,779	92,929
Lowe's Cos., Inc.	7,400	183,150
Macy's, Inc.	4,400	97,724
Metro AG (Germany)	2,321	121,676
Next PLC (United Kingdom)	2,850	85,484
O'Reilly Automotive, Inc. (NON)	2,800	142,856
Office Depot, Inc. (NON)	12,900	74,820
Pinault-Printemps-Redoute SA (France)	1,099	130,255
Staples, Inc.	7,500	161,400
Target Corp.	3,200	174,496
Urban Outfitters, Inc. (NON)	5,000	181,500
Wal-Mart Stores, Inc.	6,147	310,792
		2,244,822

Schools (3.3%)
Apollo Group, Inc. Class A (NON)	3,100	164,796
Career Education Corp. (NON)	4,332	121,296
National American University Holdings, Inc.	5,500	44,000
		330,092

Textiles (1.4%)
Hanesbrands, Inc. (NON)	5,000	136,400
		136,400

Tire and rubber (0.5%)
Nokian Renkaat OYJ (Finland)	2,291	53,114
		53,114

Tobacco (7.9%)
Altria Group, Inc.	2,060	41,797
British American Tobacco (BAT) PLC (United Kingdom)	6,293	185,775
Japan Tobacco, Inc. (Japan)	48	150,781
Lorillard, Inc.	988	70,632
Philip Morris International, Inc.	7,700	339,724
		788,709

Toys (0.9%)
Nintendo Co., Ltd. (Japan)	300	87,166
		87,166

Trucks and parts (1.2%)
Aisin Seiki Co., Ltd. (Japan)	4,300	120,890
		120,890

Total common stocks (cost $9,250,882)		$9,700,011

SHORT-TERM INVESTMENTS (2.5%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund - 0.24% (e)	244,865	$244,865

Total short-term investments (cost $244,865)		$244,865

TOTAL INVESTMENTS

Total investments (cost $9,495,747) (b)		$9,944,876

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/10 (aggregate face value $1,595,503) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$221,149	$241,834	6/17/10	$(20,685)
British Pound	220,154	230,192	6/17/10	(10,038)
Canadian Dollar	172,984	177,690	6/17/10	(4,706)
Euro	413,764	442,768	6/17/10	(29,004)
Japanese Yen	335,976	322,467	6/17/10	13,509
Singapore Dollar	46,636	47,106	6/17/10	(470)
Swedish Krona	42,954	45,816	6/17/10	(2,862)
Swiss Franc	82,199	87,630	6/17/10	(5,431)

Total				$(59,687)

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/10 (aggregate face value $1,478,883) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$636,146	$665,934	6/17/10	$29,788
Danish Krone	95,178	99,720	6/17/10	4,542
Euro	379,089	406,406	6/17/10	27,317
Hong Kong Dollar	99,954	100,210	6/17/10	256
Japanese Yen	104,781	100,541	6/17/10	(4,240)
Norwegian Krone	82,766	89,532	6/17/10	6,766
Swedish Krona	2,814	3,002	6/17/10	188
Swiss Franc	12,706	13,538	6/17/10	832

Total				$65,449

Key to holding's abbreviations

SDR	Swedish Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2009 through May 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $9,927,219.

(b) The aggregate identified cost on a tax basis is $9,495,747, resulting in gross unrealized appreciation and depreciation of $952,954 and $503,825, respectively, or net unrealized appreciation of $449,129.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $333 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $4,412,314 and $4,466,252, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

At the close of the reporting period, liquid assets totaling $26,154 have been segregated to cover certain derivatives contracts.

SDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	54.4%
United Kingdom	13.4
Japan	10.1
Switzerland	3.8
Germany	3.7
France	3.4
Belgium	1.9
China	1.7
Denmark	1.1
Italy	1.1
Ireland	0.9
Spain	0.9
Norway	0.9
Brazil	0.7
Mexico	0.7
Russia	0.6
Other	0.7

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $2,400,000 on Forward currency contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $28,985 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Capital goods	$--	$120,890	$--

	Communication services	285,682	111,573	--

	Conglomerates	--	303	--

	Consumer cyclicals	2,568,035	2,202,305	--

	Consumer staples	2,458,820	1,870,196	--

	Technology	--	82,207	--

Total common stocks		5,312,537	4,387,474	--

Short-term investments		244,865	--	--

Totals by level		$5,557,402	$4,387,474	$--

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts to buy		$--	$(59,687)	$--

Forward currency contracts to sell		--	65,449	--

Totals by level		$--	$5,762	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$83,198	$77,436

Total	$83,198	$77,436

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: July 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2010

Date of reporting period: May 31, 2010

Item 1. Schedule of Investments:

Putnam Global Energy Fund

The fund's portfolio
5/31/10 (Unaudited)

COMMON STOCKS (98.0%)(a)
		Shares	Value
Combined utilities (1.9%)
El Paso Corp.		14,200	$161,028
			161,028

Energy (oil field) (10.9%)
Cameron International Corp. (NON)		1,400	50,680
Global Geophysical Services, Inc. (NON)		4,938	46,022
Halliburton Co.		3,119	77,445
National-Oilwell Varco, Inc.		2,400	91,512
Saipem SpA (Italy)		1,930	59,960
Schlumberger, Ltd.		6,030	338,585
Smith International, Inc.		2,400	90,144
Superior Well Services, Inc. (NON)		2,291	34,617
Transocean, Ltd. (Switzerland) (NON)		2,362	134,091
			923,056

Energy (other) (0.5%)
First Solar, Inc. (NON)		400	44,944
			44,944

Engineering and construction (0.5%)
Fluor Corp.		900	42,228
			42,228

Environmental (0.4%)
Foster Wheeler AG (Switzerland) (NON)		1,500	36,015
			36,015

Oil and gas (83.8%)
Anadarko Petroleum Corp.		3,945	206,442
Apache Corp.		2,500	223,850
BG Group PLC (United Kingdom)		25,144	385,200
BP PLC (United Kingdom)		49,183	351,842
Cairn Energy PLC (United Kingdom) (NON)		35,456	205,833
Chevron Corp.		10,597	782,800
ConocoPhillips		2,000	103,720
Continental Resources, Inc. (NON)		700	33,012
Dana Petroleum PLC (United Kingdom) (NON)		2,415	36,635
EOG Resources, Inc.		2,633	276,044
EXCO Resources, Inc.		2,100	36,225
Exxon Mobil Corp.		11,132	673,040
Gazprom (Russia) (NON)		7,149	35,598
Hess Corp.		1,600	85,120
Newfield Exploration Co. (NON)		1,317	68,563
Nexen, Inc. (Canada)		10,666	233,254
Occidental Petroleum Corp.		6,329	522,206
OJSC Rosneft Oil Co. GDR (Russia)		5,417	39,475
Origin Energy, Ltd. (Australia)		3,254	40,860
PetroHawk Energy Corp. (NON)		7,294	140,264
Petroleo Brasileiro SA ADR (Brazil)		4,231	150,708
Petroleo Brasileiro SA ADR (Preference) (Brazil)		3,300	102,201
Royal Dutch Shell PLC Class A (United Kingdom)		18,236	479,754
Royal Dutch Shell PLC Class B (United Kingdom)		15,224	384,563
Santos, Ltd. (Australia)		8,268	86,247
St. Mary Land & Exploration Co.		900	38,916
StatoilHydro ASA (Norway)		6,425	128,638
Technip SA (France)		3,336	217,622
Total SA (France)		10,606	495,539
Tullow Oil PLC (United Kingdom)		11,976	193,101
Valero Energy Corp.		3,400	63,512
Warren Resources, Inc. (NON)		16,289	49,193
Williams Cos., Inc. (The)		3,600	71,100
XTO Energy, Inc.		4,038	172,584
			7,113,661
Total common stocks (cost $8,410,672)			$8,320,932

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Anadarko Petroleum Corp. (Call)	June/18/2010/ $70	7,850	$572

Total purchased options outstanding (cost $15,857)			$572

SHORT-TERM INVESTMENTS (2.8%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund - 0.24% (e)		$234,203	$234,203

Total short-term investments (cost $234,203)			$234,203

TOTAL INVESTMENTS

Total investments (cost $8,660,732)(b)	$8,555,707

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/10 (aggregate face value $1,695,448) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$85,064	$92,981	6/17/10	$(7,917)
British Pound	280,367	293,177	6/17/10	(12,810)
Canadian Dollar	871,966	895,137	6/17/10	(23,171)
Euro	289,204	310,104	6/17/10	(20,900)
Japanese Yen	106,062	101,765	6/17/10	4,297
Norwegian Krone	2,202	2,284	6/17/10	(82)

Total				$(60,583)

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/10 (aggregate face value $1,113,075) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$29,396	$32,132	6/17/10	$2,736
British Pound	765,112	800,283	6/17/10	35,171
Canadian Dollar	17,613	18,089	6/17/10	476
Euro	224,896	241,110	6/17/10	16,214
Norwegian Krone	19,845	21,461	6/17/10	1,616

Total				$56,213

WRITTEN OPTIONS OUTSTANDING at 5/31/10 (premiums received $6,359) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Anadarko Petroleum Corp. (Call)	$7,850	6/18/2010 $75	$152

Total			$152

Key to holding's abbreviations

ADR	American Depository Receipts
GDR	Global Depository Receipts
OJSC	Open Joint Stock Company
Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2009 through May 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $8,494,298.

(b) The aggregate identified cost on a tax basis is $8,665,593, resulting in gross unrealized appreciation and depreciation of $599,183 and $709,069, respectively, or net unrealized depreciation of $109,886.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $275 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $2,226,493 and $2,285,574, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

At the close of the reporting period, liquid assets totaling $630,917 have been segregated to cover certain derivatives contracts.

ADR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	55.6%
United Kingdom	23.8
France	8.3
Brazil	3.0
Canada	2.7
Switzerland	2.0
Norway	1.5
Australia	1.5
Russia	0.9
Italy	0.7

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At May 31, 2010, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 2,355 on written options contracts for the reporting period. The fund had an average contract amount of approximately 2,355 on purchased options contracts for the reporting period. Outstanding contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the period.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.

The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $2,100,000 on forward currency contracts for the reporting period.

The fund had an average contract amount of approximately $2,100,000 on forward currency contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time.

Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $43,178 on derivative contracts subject to the Master Agreements.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Capital goods	$78,243	$--	$--

	Energy	4,940,794	3,140,867	--

	Utilities and power	161,028	--	--

Total common stocks		5,180,065	3,140,867	--

Purchased options outstanding		--	572	--

Short-term investments		234,203	--	--

Totals by level		$5,414,268	$3,141,439	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy		(60,583)

Forward currency contracts to sell		56,213

Written options		(152)

Totals by level	$--	$(4,522)	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$60,511	$64,881

Equity contracts	572	152

Total	$61,083	$65,033

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: July 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2010

Date of reporting period: May 31, 2010

Item 1. Schedule of Investments:

Putnam Global Financials Fund

The fund's portfolio
5/31/10 (Unaudited)

COMMON STOCKS (96.2%)(a)
	Shares	Value

Banking (49.8%)
Australia & New Zealand Banking Group, Ltd. (Australia)	6,156	$116,294
Banco Santander Brasil SA (Unit) (Brazil)	2,900	30,162
Banco Santander Central Hispano SA (Spain)	15,586	158,461
Bank of America Corp.	17,400	273,876
Bank of New York Mellon Corp. (The)	2,285	62,152
Bank Rakyat Indonesia (Indonesia)	38,000	34,355
Barclays PLC (United Kingdom)	30,917	135,006
BNP Paribas SA (France)	2,451	139,193
BOC Hong Kong Holdings, Ltd. (Hong Kong)	22,000	49,246
China Construction Bank Corp. (China)	60,000	48,036
Citigroup, Inc. (NON)	12,700	50,292
Commonwealth Bank of Australia (Australia)	1,699	74,355
DBS Group Holdings, Ltd. (Singapore)	9,000	88,301
DnB NOR ASA (Norway)	6,788	67,699
Fifth Third Bancorp	2,300	29,877
Governor & Co. Of The Bank Of Ireland (The) (Ireland)
(NON)	12,883	11,579
Governor & Co. Of The Bank of Ireland (The) (Rights)
(Ireland) (NON)	19,324	4,276
HSBC Holdings PLC (London Exchange) (United Kingdom)	22,242	201,861
JPMorgan Chase & Co.	3,047	120,600
KeyCorp	2,700	21,654
Lloyds Banking Group PLC (United Kingdom) (NON)	91,022	74,274
Marshall & Ilsley Corp.	4,100	33,415
Mitsubishi UFJ Financial Group, Inc. (Japan)	17,900	86,976
National Bank of Canada (Canada)	1,065	58,353
PNC Financial Services Group, Inc.	1,550	97,263
Royal Bank of Canada (Canada)	2,934	154,724
Sberbank RF (Russia)	19,442	44,619
State Street Corp.	1,072	40,918
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,500	104,064
SunTrust Banks, Inc.	1,032	27,812
Toronto-Dominion Bank (Canada)	1,480	101,452
Turkiye Garanti Bankasi AS (Turkey)	7,011	30,260
U.S. Bancorp	3,212	76,960
UniCredito Italiano SpA (Italy)	53,563	112,352
Wells Fargo & Co.	7,491	214,917
		2,975,634

Commercial and consumer services (0.7%)
Visa, Inc. Class A	600	43,476
		43,476

Consumer finance (0.9%)
Capital One Financial Corp.	1,350	55,755
		55,755

Financial (5.5%)
CME Group, Inc.	282	89,295
Deutsche Boerse AG (Germany)	593	36,339
Discover Financial Services	2,999	40,337
Irish Life & Permanent PLC (Ireland) (NON)	7,217	17,022
Julius Baer Group, Ltd. (Switzerland)	1,368	39,807
ORIX Corp. (Japan)	680	51,963
Woori Finance Holdings Co., Ltd. (South Korea)	4,050	51,900
		326,663

Insurance (22.6%)
Aflac, Inc.	1,888	83,638
Allstate Corp. (The)	1,700	52,071
AMP, Ltd. (Australia)	7,177	34,114
Assured Guaranty, Ltd. (Bermuda)	2,781	46,721
Aviva PLC (United Kingdom)	7,568	34,932
AXA SA (France)	6,737	110,796
Dai-ichi Mutual Life Insurance Co. Ltd. (The) (Japan)
(NON)	20	32,591
Fortis (Belgium) (NON)	14,882	38,112
Hartford Financial Services Group, Inc. (The)	2,517	63,101
ING Canada, Inc. (Canada)	1,247	53,841
ING Groep NV (Netherlands) (NON)	10,749	85,206
Marsh & McLennan Cos., Inc.	2,799	61,046
MetLife, Inc.	2,400	97,176
Ping An Insurance (Group) Co., of China, Ltd. (China)	6,500	52,662
Progressive Corp. (The)	3,200	62,688
Prudential Financial, Inc.	1,437	82,929
Prudential PLC (United Kingdom)	9,580	74,871
QBE Insurance Group, Ltd. (Australia)	3,797	62,592
RenaissanceRe Holdings, Ltd.	890	48,113
Tokio Marine Holdings, Inc. (Japan)	1,500	41,591
XL Capital, Ltd. Class A	3,172	55,859
Zurich Financial Services AG (Switzerland)	356	72,460
		1,347,110

Investment banking/Brokerage (10.3%)

BGP Holdings PLC (Malta) (F)(NON)	82,319	101
BlackRock, Inc.	162	27,197
Bond Street Holdings, LLC Class A (F)(NON)	4,189	85,875
Credit Suisse Group (Switzerland)	2,320	90,075
Deutsche Bank AG (Germany)	1,191	70,749
Franklin Resources, Inc.	502	49,241
Goldman Sachs Group, Inc. (The)	910	131,278
Invesco, Ltd.	2,517	46,716
Macquarie Bank, Ltd. (Australia)	750	27,625
Morgan Stanley	1,516	41,099
Nomura Securities Co., Ltd. (Japan)	7,200	44,759
		614,715

Real estate (6.4%)
Dexus Property Group (Australia)	45,238	29,614
Digital Realty Trust, Inc. (R)	375	21,341
Equity Residential Trust (R)	700	31,591
HCP, Inc. (R)	819	26,093
Link REIT (The) (Hong Kong) (R)	16,749	40,038
Mitsui Fudosan Co., Ltd. (Japan)	3,000	45,548
New World Development Co., Ltd. (Hong Kong)	25,000	40,389
ProLogis Trust (R)	2,600	29,588
Renhe Commercial Holdings Co., Ltd. (China)	114,000	24,643
Simon Property Group, Inc. (R)	609	51,783
Wharf (Holdings), Ltd. (Hong Kong)	9,000	44,066
		384,694

Total common stocks (cost $5,424,445)		$5,748,047

WARRANTS (2.7%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

JPMorgan Chase & Co.	10/28/18	$42.42	11,509	$159,054

Total warrants (cost $123,722)				$159,054

SHORT-TERM INVESTMENTS (1.4%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund - 0.24% (e)	81,313	$81,313

Total short-term investments (cost $81,313)		$81,313

TOTAL INVESTMENTS

Total investments (cost $5,629,480)(b)		$5,988,414

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/10 (aggregate face value $1,207,853) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$132,368	$144,696	6/17/10	$(12,328)
British Pound	260,971	272,908	6/17/10	(11,937)
Canadian Dollar	188,598	193,710	6/17/10	(5,112)
Danish Krone	8,626	9,037	6/17/10	(411)
Euro	234,364	251,256	6/17/10	(16,892)
Israeli Shekels	15,108	15,108	7/21/10	--
Japanese Yen	153,499	147,301	6/17/10	6,198
Singapore Dollar	8,602	8,685	6/17/10	(83)
Swedish Krona	88,594	94,490	6/17/10	(5,896)
Swiss Franc	66,295	70,662	6/17/10	(4,367)

Total				$(50,828)

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/10 (aggregate face value $633,698) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$200,180	$208,487	6/17/10	$8,307
Canadian Dollar	50,934	52,311	6/17/10	1,377
Euro	116,567	124,975	6/17/10	8,408
Hong Kong Dollar	105,143	105,413	6/17/10	270
Japanese Yen	33,687	32,340	6/17/10	(1,347)
Norwegian Krone	56,040	60,619	6/17/10	4,579
Swiss Franc	46,502	49,553	6/17/10	3,051

Total				$24,645

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2009 through May 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $5,973,532.

(b) The aggregate identified cost on a tax basis is $5,638,066, resulting in gross unrealized appreciation and depreciation of $775,486 and $425,138, respectively, or net unrealized appreciation of $350,348.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $148 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $2,445,461 and $2,521,627, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.

At the close of the reporting period, liquid assets totaling $42,477 have been segregated to cover certain derivatives contracts.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	44.5%
United Kingdom	8.7%
Japan	6.8%
Canada	6.2%
Australia	5.8%
France	4.2%
Switzerland	3.4%
Hong Kong	2.9%
Spain	2.6%
China	2.1%
Italy	1.9%
Germany	1.8%
Singapore	1.5%
Netherlands	1.4%
Norway	1.1%
South Korea	0.9%
Bermuda	0.8%
Russia	0.7%
Belgium	0.6%
Indonesia	0.6%
Ireland	0.5%
Turkey	0.5%
Brazil	0.5%

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.

The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $37,999 on derivative contracts subject to the Master Agreements.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Consumer cyclicals	$43,476	$--	$--

Financial	2,742,924	2,875,671	85,976

Total common stocks	2,786,400	2,875,671	85,976

Warrants	159,054	--	--

Short-term investments	81,313	--	--

Totals by level	$3,026,767	$2,875,671	$85,976

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy		(50,828)

Forward currency contracts to sell		24,645

Totals by level	$--	$(26,183)	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	32,228	58,411

Total	$32,228	$58,411

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: July 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2010

Date of reporting period: May 31, 2010

Item 1. Schedule of Investments:

Putnam Global Industrials Fund

The fund's portfolio
5/31/10 (Unaudited)

COMMON STOCKS (99.5%)(a)
	Shares	Value

Aerospace and defense (18.7%)
Empresa Brasileira de Aeronautica SA (Embraer) ADR
(Brazil)	2,100	$45,738
Goodrich Corp.	1,500	104,100
MTU Aero Engines Holding AG (Germany)	1,758	94,237
Northrop Grumman Corp.	1,500	90,735
Precision Castparts Corp.	1,300	151,710
Raytheon Co.	3,855	202,041
Safran SA (France)	1,182	31,800
United Technologies Corp.	3,979	268,105
		988,466

Airlines (4.9%)
Deutsche Lufthansa AG (Germany) (NON)	2,795	37,097
Singapore Airlines, Ltd. (Singapore)	8,000	80,971
US Airways Group, Inc. (NON)	16,300	143,929
		261,997

Automotive (1.4%)
Dongfeng Motor Group Co., Ltd. (China)	64,000	73,482
		73,482

Building materials (0.6%)
Tostem Inax Holding Corp. (Japan)	1,700	32,620
		32,620

Chemicals (0.4%)
Brenntag AG (Germany) (NON)	341	21,504
		21,504

Commercial and consumer services (3.1%)
Brambles, Ltd. (Australia)	4,343	23,902
Experian Group, Ltd. (Ireland)	7,065	63,133
Kloeckner & Co., AG (Germany) (NON)	1,708	32,294
Sthree PLC (United Kingdom)	10,238	44,794
		164,123

Communications equipment (3.7%)
Harris Corp.	4,200	197,022
		197,022

Conglomerates (18.2%)
Danaher Corp.	600	47,628
General Electric Co.	12,299	201,089
Mitsubishi Corp. (Japan)	3,800	85,811
Mitsui & Co., Ltd. (Japan)	8,200	117,762
Noble Group, Ltd. (Hong Kong)	40,180	49,929
Siemens AG (Germany)	3,272	294,554
Tyco International, Ltd.	4,600	166,474
		963,247

Construction (0.4%)
Obrascon Huarte Lain SA (Spain)	879	21,982
		21,982

Consumer services (0.9%)
Avis Budget Group, Inc. (NON)	3,900	46,215
		46,215

Electrical equipment (7.9%)
Daikin Industries, Ltd. (Japan)	1,200	40,078
Emerson Electric Co.	3,300	153,252
Mitsubishi Electric Corp. (Japan) (NON)	13,000	105,774
Prysmian SpA (Italy)	4,841	73,611
Rexel SA (France) (NON)	3,509	48,180
		420,895

Electronics (2.6%)
Hollysys Automation Technologies, Ltd. (China) (NON)	2,000	18,960
Sensata Technologies Holding NV (Netherlands) (NON)	7,170	119,237
		138,197

Energy (other) (1.1%)
First Solar, Inc. (NON)	500	56,180
		56,180

Engineering and construction (3.1%)
Daelim Industrial Co. (South Korea)		625	29,075
McDermott International, Inc. (NON)		1,500	33,270
Shaw Group, Inc. (NON)		1,500	51,165
Vinci SA (France)		1,158	52,110
			165,620

Environmental (1.3%)
Foster Wheeler AG (Switzerland) (NON)		2,800	67,228
			67,228

Machinery (12.7%)
Alstom SA (France)		1,568	74,544
Bucyrus International, Inc. Class A		1,900	101,764
China National Materials Co., Ltd. (China)		67,000	38,273
International Mining Machinery Holdings, Ltd. (China)
(NON)		126,500	56,960
Japan Steel Works, Ltd. (The) (Japan)		7,000	65,916
Kubota Corp. (Japan)		4,000	32,737
Lonking Holdings, Ltd. (China)		68,000	41,792
NSK, Ltd. (Japan)		7,000	50,454
Parker Hannifin Corp.		3,250	199,745
Zardoya Otis SA (Spain)		1,002	12,993
			675,178

Manufacturing (7.5%)
Flowserve Corp.		400	38,040
Illinois Tool Works, Inc.		3,300	153,219
Ingersoll-Rand PLC		4,300	160,433
Smiths Group PLC (United Kingdom)		3,034	45,331
			397,023

Metals (1.5%)
Vallourec SA (France)		423	78,374
			78,374

Railroads (2.7%)
Canadian National Railway Co. (Canada)		1,536	88,327
Kansas City Southern (NON)		1,400	53,438
			141,765

Shipping (2.0%)
FedEx Corp.		1,300	108,537
			108,537

Software (0.8%)
Mantech International Corp. Class A (NON)		900	41,607
			41,607

Technology services (0.9%)
SAIC, Inc. (NON)		2,900	49,851
			49,851

Tire and rubber (0.8%)
Nokian Renkaat OYJ (Finland)		1,731	40,131
			40,131

Transportation services (0.9%)
Deutsche Post AG (Germany)		3,061	45,324
			45,324

Trucks and parts (1.4%)
Aisin Seiki Co., Ltd. (Japan)		2,600	73,094
			73,094
Total common stocks (cost $4,959,878)			$5,269,662

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration date/	Contract
	strike price	amount	Value

DryShips, Inc. (Call)	Jul-10/$6.00	49,000	$5,390
General Electric Co. (Put)	Jun-10/14.00	20,800	1,523

Total purchased options outstanding (cost $11,006)			$6,913

SHORT-TERM INVESTMENTS (0.9%)(a)
		Shares	Value

Putnam Money Market Liquidity Fund - 0.24% (e)		50,079	$50,079

Total short-term investments (cost $50,079)			$50,079

TOTAL INVESTMENTS

Total investments (cost $5,020,963) (b)			$5,326,654

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/10 (aggregate face value $1,362,061) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$60,482	$66,127	6/17/10	$(5,645)
British Pound	214,943	224,778	6/17/10	(9,835)
Canadian Dollar	101,867	104,480	6/17/10	(2,613)
Danish Krone	60,247	63,121	6/17/10	(2,874)
Euro	126,158	135,251	6/17/10	(9,093)
Japanese Yen	355,423	341,555	6/17/10	13,868
Norwegian Krone	46,926	50,763	6/17/10	(3,837)
Singapore Dollar	26,660	26,928	6/17/10	(268)
Swedish Krona	167,001	178,178	6/17/10	(11,177)
Swiss Franc	160,336	170,880	6/17/10	(10,544)

Total				$(42,018)

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/10 (aggregate face value $828,905) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$4,899	$5,354	6/17/10	$455
British Pound	160,375	167,721	6/17/10	7,346
Canadian Dollar	52,267	53,693	6/17/10	1,426
Euro	314,657	334,355	6/17/10	19,698
Hong Kong Dollar	144,928	145,230	6/17/10	302
Japanese Yen	12,764	12,504	6/17/10	(260)
Norwegian Krone	27,804	30,092	6/17/10	2,288
Singapore Dollar	79,197	79,956	6/17/10	759

Total				$32,014

WRITTEN OPTIONS OUTSTANDING at 5/31/10 (premiums received $2,912) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

General Electric Co. (Put)	20,800	Jun-10/$12.50	$433

Total			$433

Key to holding's abbreviations

ADR American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2009 through May 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $5,297,957.

(b) The aggregate identified cost on a tax basis is $5,054,633, resulting in gross unrealized appreciation and depreciation of $569,497 and $297,476, respectively, or net unrealized appreciation of $272,021.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $133 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $1,408,124 and $1,551,621, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

At the close of the reporting period, liquid assets totaling $290,342 have been segregated to cover certain derivatives contracts.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	54.0%
Japan	11.3
Germany	9.9
France	5.4
China	4.3
Netherlands	2.2
United Kingdom	1.7
Canada	1.7
Singapore	1.5
Italy	1.4
Switzerland	1.3
Ireland	1.2
Hong Kong	0.9
Brazil	0.9
Finland	0.8
Spain	0.7
South Korea	0.5
Australia	0.3

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund had an average contract amount of approximately 30,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately 13,000 on written options contracts for the reporting period. The fund did not have any activity on futures contracts during the reporting period.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

The fund had an average contract amount of approximately $1,700,000 on forward currency contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $25,653 on derivative contracts subject to the Master Agreements.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$--	$121,860	$--

	Capital goods	1,820,545	966,959	--

	Conglomerates	415,191	548,056	--

	Consumer cyclicals	--	310,356	--

	Consumer staples	46,215	--	--

	Energy	56,180	--	--

	Technology	426,677	--	--

	Transportation	394,231	163,392	--

Total common stocks		3,159,039	2,110,623	--

Purchased options outstanding		--	6,913	--

Short-term investments		50,079	--	--

Totals by level		$3,209,118	$2,117,536	$--

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts to buy		$--	$(42,018)	$--

Forward currency contracts to sell			32,014

Written options			(433)

Totals by level		$--	$(10,437)	$--

Market Values of Derivative Instruments as of the close of the reporting period

			Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815			Market value	Market value

Foreign exchange contracts			$46,166	$56,170

Equity contracts			6,913	433

Total			$53,079	$56,603

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: July 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2010

Date of reporting period: May 31, 2010

Item 1. Schedule of Investments:

Putnam Global Technology Fund

The fund's portfolio
5/31/10 (Unaudited)

COMMON STOCKS (97.7%)(a)
	Shares	Value

Broadcasting (0.1%)
TiVo, Inc. (NON)	895	$8,091
		8,091

Commercial and consumer services (2.2%)
Automatic Data Processing, Inc.	1,836	75,056
Paychex, Inc.	1,270	36,246
Visa, Inc. Class A	1,264	91,589
		202,891

Communications equipment (16.1%)
Alcatel-Lucent ADR (France) (NON)	10,600	27,242
Cisco Systems Inc. (NON)	28,149	651,931
Harris Corp.	900	42,219
Motorola, Inc. (NON)	21,889	149,940
Qualcomm, Inc.	10,660	379,070
Research in Motion, Ltd. (Canada) (NON)	412	25,008
Telefonaktiebolaget LM Ericsson ADR (Sweden)	18,869	189,445
		1,464,855

Computers (31.9%)
Apple, Inc. (NON)	4,035	1,037,641
Dell, Inc. (NON)	2,704	36,044
Elpida Memory, Inc. (Japan) (NON)	900	16,016
EMC Corp. (NON)	7,741	144,137
Fujitsu, Ltd. (Japan)	14,000	89,632
Hewlett-Packard Co.	10,040	461,940
Hitachi, Ltd. (Japan) (NON)	17,000	70,575
IBM Corp.	5,882	736,779
NetApp, Inc. (NON)	1,218	45,894
Obic Co., Ltd. (Japan)	60	11,500
Palm, Inc. (NON)	7,000	39,900
Polycom, Inc. (NON)	2,000	60,060
Quest Software, Inc. (NON)	500	9,678
Teradata Corp. (NON)	2,300	73,462
Xerox Corp.	8,000	74,480
		2,907,738

Consumer finance (0.1%)
Mastercard, Inc. Class A	50	10,089
		10,089

Electric utilities (0.2%)
EnerNOC, Inc. (NON)	600	16,860
		16,860

Electronics (10.0%)
Advanced Micro Devices, Inc. (NON)	2,157	18,485
Broadcom Corp. Class A	2,954	101,972
Compal Electronics, Inc. (Taiwan)	14,000	16,950
Hoya Corp. (Japan)	800	19,014
HTC Corp. (Taiwan)	4,000	54,053
Intel Corp.	14,464	309,819
Kyocera Corp. (Japan)	100	8,714
MEMC Electronic Materials, Inc. (NON)	2,400	27,240
NEC Corp. (Japan) (NON)	13,000	36,013
NVIDIA Corp. (NON)	2,808	36,897
Samsung Electronics Co., Ltd. (South Korea)	38	24,562
Sumco Corp. (Japan) (NON)	900	16,197
Texas Instruments, Inc.	6,347	154,994
Toshiba Corp. (Japan) (NON)	17,000	87,213
		912,123

Energy (other) (0.3%)
First Solar, Inc. (NON)	208	23,371
		23,371

Media (0.2%)
Dolby Laboratories, Inc. Class A (NON)	200	13,202
		13,202

Office equipment and supplies (3.1%)
Canon, Inc. (Japan)	1,700	69,658
Canon, Inc. ADR (Japan)	4,924	201,293
Ricoh Co., Ltd. (Japan)	1,000	14,298
		285,249

Photography/Imaging (0.4%)
Fuji Photo Film Cos., Ltd. (Japan)	1,200	35,335

		35,335

Semiconductor (2.5%)
Applied Materials, Inc.	1,245	16,073
Atmel Corp. (NON)	1,351	6,897
KLA-Tencor Corp.	1,923	59,171
Lam Research Corp. (NON)	2,591	98,095
Tokyo Electron, Ltd. (Japan)	800	46,793
		227,029

Software (17.8%)
Activision Blizzard, Inc.	4,432	47,644
Adobe Systems, Inc. (NON)	941	30,187
Autonomy Corp. PLC (United Kingdom) (NON)	1,010	25,534
BMC Software, Inc. (NON)	687	25,426
Electronic Arts, Inc. (NON)	1,984	32,756
McAfee, Inc. (NON)	1,752	55,714
Microsoft Corp.	26,584	685,867
NTT Data Corp. (Japan)	9	33,057
Oracle Corp.	16,039	362,000
Red Hat, Inc. (NON)	900	26,379
SAP AG (Germany) (NON)	1,900	80,797
Symantec Corp. (NON)	5,018	71,105
TIBCO Software, Inc. (NON)	800	9,128
VMware, Inc. Class A (NON)	2,056	136,128
		1,621,722

Technology services (10.1%)
Accenture PLC Class A	3,378	126,743
Cap Gemini SA (France) (NON)	935	42,677
eBay, Inc. (NON)	3,300	70,653
Fidelity National Information Services, Inc.	1,300	35,776
Google, Inc. Class A (NON)	630	305,664
SAIC, Inc. (NON)	900	15,471
Salesforce.com, Inc. (NON)	300	25,959
Sourcefire, Inc. (NON)	400	8,256
VeriSign, Inc. (NON)	4,000	111,640
Western Union Co. (The)	4,200	67,032
Yahoo Japan Corp. (Japan)	81	28,249
Yahoo!, Inc. (NON)	5,561	85,306
		923,426

Telecommunications (0.9%)
American Tower Corp. Class A (NON)	1,812	73,440
Telecity Group PLC (United Kingdom) (NON)	2,226	12,316
		85,756

Toys (1.8%)
Nintendo Co., Ltd. (Japan)	500	145,276
Nintendo Co., Ltd. ADR (Japan)	500	18,225
		163,501
Total common stocks (cost $7,937,399)		$8,901,238

SHORT-TERM INVESTMENTS (4.3%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund - 0.24% (e)	390,527	390,527

Total short-term investments (cost $390,527)		$390,527

TOTAL INVESTMENTS

Total investments (cost $8,327,926) (b)		$9,291,765

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/10 (aggregate face value $1,102,900) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$108,991	$113,974	6/17/10	$(4,983)
Canadian Dollar	118,814	122,026	6/17/10	(3,212)
Euro	426,430	457,247	6/17/10	(30,817)
Hong Kong Dollar	8,144	8,165	6/17/10	(21)
Japanese Yen	318,745	305,872	6/17/10	12,873
Swedish Krona	51,358	54,793	6/17/10	(3,435)
Swiss Franc	38,291	40,823	6/17/10	(2,532)

Total				$(32,127)

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/10 (aggregate face value $586,284) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$129,256	$135,180	6/17/10	$5,924
Canadian Dollar	19,897	20,439	6/17/10	542
Euro	124,437	131,824	6/17/10	7,387
Japanese Yen	148,543	142,591	6/17/10	(5,952)
Swedish Krona	117,527	126,123	6/17/10	8,596
Swiss Franc	28,264	30,127	6/17/10	1,863

Total				$18,360

Key to holding's abbreviations

ADR American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2009 through May 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $9,114,630.

(b) The aggregate identified cost on a tax basis is $8,333,551, resulting in gross unrealized appreciation and depreciation of $1,259,053 and $300,839, respectively, or net unrealized appreciation of $958,214.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $824 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $2,946,480 and $2,925,954, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

At the close of the reporting period, liquid assets totaling $32,970 have been segregated to cover certain derivatives contracts.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	84.4%
Japan	10.2
Sweden	2.0
Germany	0.9
Taiwan	0.8
France	0.8
Other	0.9

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.The fund had an average contract amount of approximately $1,500,000 on forward currency contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $34,154 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Capital goods	$201,293	$83,956	$--

	Communication services	73,440	12,316	--

	Consumer cyclicals	242,409	145,276	--

	Energy	23,371	--	--

	Financials	10,089	--	--

	Technology	7,349,347	742,881	--

	Utilities and power	16,860	--	--

Total common stocks		7,916,809	984,429	--

Short-term investments		390,527	--	--

Totals by level		$8,307,336	$984,429	$--

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts to buy		$--	$(32,127)	$--

Forward currency contracts to sell			18,360

Totals by level		$--	$(13,767)	$--

Market Values of Derivative Instruments as of the close of the reporting period

			Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815			Market value	Market value

Foreign exchange contracts			$37,187	$50,954

Total			$37,187	$50,954

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: July 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2010

Date of reporting period: May 31, 2010

Item 1. Schedule of Investments:

Putnam Global Telecommunications Fund

The fund's portfolio
5/31/10 (Unaudited)
COMMON STOCKS (99.4%)(a)
	Shares	Value

Cable television (18.8%)
Comcast Corp. Class A	8,483	$153,457
DIRECTV Class A (NON)	3,200	120,608
Jupiter Telecommunications Co., Ltd. (Japan)	35	33,417
Kabel Deutschland Holding AG (Germany) (NON)	5,450	157,745
Telenet Group Holding NV (Belgium) (NON)	4,693	120,840
Virgin Media, Inc.	4,700	75,952
		662,019

Communications equipment (1.5%)
Qualcomm, Inc.	1,500	53,340
		53,340

Computers (1.3%)
Gemalto NV (France)	1,210	44,774
		44,774

Regional Bells (25.2%)
AT&T, Inc.	24,366	592,094
Qwest Communications International, Inc.	19,453	101,934
Verizon Communications, Inc.	7,018	193,135
		887,163

Telecommunications (42.6%)
American Tower Corp. Class A (NON)	2,282	92,489
BT Group PLC (United Kingdom)	68,307	125,097
China Mobile, Ltd. (China)	3,500	32,599
Crown Castle International Corp. (NON)	1,100	40,733
Hutchison Telecommunications Hong Kong Holdings, Ltd.
(Hong Kong)	574,000	115,129
Inmarsat PLC (United Kingdom)	5,219	56,944
Koninklijke (Royal) KPN NV (Netherlands)	9,927	129,543
KT Corp. (South Korea)	630	23,197
Mobile Telesystems ADR (Russia)	2,500	48,075
NTT DoCoMo, Inc. (Japan)	30	44,878
PT Telekomunikasi (Indonesia)	76,500	62,912
Sprint Nextel Corp. (NON)	28,078	144,040
Telefonica SA (Spain)	8,498	163,069
Telstra Corp., Ltd. (Australia)	30,786	76,558
Vodafone Group PLC (United Kingdom)	149,399	299,421
XL Axiata Tbk PT (Indonesia) (NON)	110,000	40,704
		1,495,388

Telephone (10.0%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	3,500	143,378
Portugal Telecom SGPS SA (Portugal)	8,099	82,405
Qatar Telecom Q-Tel QSC (Qatar)	929	38,791
Swisscom AG (Switzerland)	273	87,223
		351,797
Total common stocks (cost $3,489,550)		$3,494,481

SHORT-TERM INVESTMENTS (1.7%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund - 0.24% (e)	60,908	$60,908

Total short-term investments (cost $60,908)		$60,908

TOTAL INVESTMENTS

Total investments (cost $3,550,458) (b)		$3,555,389

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/10 (aggregate face value $1,093,301) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$16,895	$18,477	6/17/10	$(1,582)
British Pound	143,730	150,395	6/17/10	(6,665)
Canadian Dollar	132,808	136,377	6/17/10	(3,569)
Euro	317,116	338,740	6/17/10	(21,624)
Israeli Shekel	28,909	28,909	7/21/10	--
Japanese Yen	181,696	174,379	6/17/10	7,317
New Zealand Dollar	10,237	10,800	6/17/10	(563)
Norwegian Krone	41,707	45,114	6/17/10	(3,407)
Singapore Dollar	75,429	76,159	6/17/10	(730)
Swedish Krona	72,001	76,814	6/17/10	(4,813)
Swiss Franc	34,834	37,137	6/17/10	(2,303)

Total				$(37,939)

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/10 (aggregate face value $598,378) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$53,133	$58,091	6/17/10	$4,958
British Pound	84,819	88,707	6/17/10	3,888
Canadian Dollar	5,712	5,870	6/17/10	158
Euro	112,263	119,793	6/17/10	7,530
Hong Kong Dollar	146,701	147,087	6/17/10	386
Japanese Yen	81,536	78,717	6/17/10	(2,819)
Swiss Franc	93,955	100,113	6/17/10	6,158

Total				$20,259

Key to holding's abbreviations

ADR       American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2009 through May 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $3,514,419.

(b) The aggregate identified cost on a tax basis is $3,550,609, resulting in gross unrealized appreciation and depreciation of $276,152 and $271,372, respectively, or net unrealized appreciation of $4,780.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $165 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $704,498 and $833,471, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

At the close of the reporting period, liquid assets totaling $29,979 have been segregated to cover certain derivatives contracts.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	45.8%
United Kingdom	13.5
Japan	6.2
Spain	4.6
Germany	4.4
Netherlands	3.6
Belgium	3.4
Hong Kong	3.2
Indonesia	2.9
Switzerland	2.5
Portugal	2.3
Australia	2.2
Russia	1.4
France	1.3
Qatar	1.1
China	0.9
South Korea	0.7

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an an average contract amount of approximately $1,400,000 on forward currency contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $32,890 on derivative contracts subject to the Master Agreements. The fund did not have any collateral posted.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Communication services	$1,562,517	$1,833,850	$--

	Technology	53,340	44,774	--

Total common stocks		1,615,857	1,878,624	--

Short-term investments		60,908	--	--

Totals by level		$1,676,765	$1,878,624	$--

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts to buy		$--	$(37,939)	$--

Forward currency contracts to sell		--	20,259	--

Totals by level		$--	$(17,680)	$--

Market Values of Derivative Instruments as of the close of the reporting period

			Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815			Market value	Market value

Foreign exchange contracts			$30,441	$48,121

Total			$30,441	$48,121

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: July 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2010